UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22480

Adviser Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: July 31, 2024

Date of reporting period: January 31, 2024

Item 1. Reports to Stockholders.

January 31, 2024

SEMI-ANNUAL REPORT

Adviser Managed Trust

❯	Diversified Equity Fund

❯	Enhanced Fixed Income Fund

❯	Core Fixed Income Fund

TABLE OF CONTENTS

Schedules of Investments	1
Statements of Assets and Liabilities	28
Statements of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	31
Notes to Financial Statements	32
Disclosure of Fund Expenses	47

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2024

Diversified Equity Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 84.7%
Australia — 0.5%
Ampol	293	$7
ANZ Group Holdings	3,817	69
APA Group	1,449	8
Aristocrat Leisure Ltd	729	21
ASX Ltd	238	10
Aurizon Holdings Ltd	2,260	6
BHP Group	6,330	198
BlueScope Steel Ltd	570	9
Brambles Ltd	1,705	17
CAR Group	446	10
Cochlear Ltd	81	16
Coles Group Ltd	1,643	17
Commonwealth Bank of Australia	2,080	162
Computershare Ltd	667	11
CSL	608	121
Dexus ‡	1,320	7
Endeavour Group	1,759	7
Fortescue	2,079	41
Goodman Group ‡	2,078	35
GPT Group ‡	2,352	7
IDP Education	256	3
IGO	837	4
Insurance Australia Group	3,026	12
James Hardie Industries PLC *	547	21
Lottery	2,732	9
Macquarie Group Ltd	451	57
Medibank Pvt Ltd	3,381	9
Mineral Resources	210	8
Mirvac Group ‡	4,844	7
National Australia Bank Ltd	3,870	83
Northern Star Resources	1,423	12
Orica	556	6
Origin Energy Ltd	2,115	12

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pilbara Minerals	3,128	$7
Qantas Airways *	1,135	4
QBE Insurance Group Ltd	1,823	19
Ramsay Health Care	226	8
REA Group	65	8
Reece	278	4
Rio Tinto Ltd	456	40
Santos Ltd	3,874	20
Scentre Group ‡	6,372	13
SEEK Ltd	414	7
Sonic Healthcare	561	12
South32	5,631	13
Stockland ‡	2,931	9
Suncorp Group Ltd	1,552	15
Telstra Group	4,965	13
Transurban Group	3,775	34
Treasury Wine Estates Ltd	886	6
Vicinity ‡	4,750	6
Washington H Soul Pattinson & Co Ltd	266	6
Wesfarmers Ltd	1,393	54
Westpac Banking	4,455	71
WiseTech Global	220	11
Woodside Energy Group	2,331	50
Woolworths Group Ltd	1,493	36
Xero *	192	14
		1,502

Austria — 0.0%
Erste Group Bank AG	422	19
OMV	181	8
Verbund AG	84	7
voestalpine AG	142	4
		38

Belgium — 0.1%
Ageas	198	9
Anheuser-Busch InBev SA/NV	1,066	67
Argenx *	75	28
D'ieteren Group	31	6
Elia Group	41	5
Groupe Bruxelles Lambert SA	122	9
KBC Group NV	307	20
Lotus Bakeries	1	9
Sofina	19	5
Syensqo *	91	8
UCB SA	155	15
Umicore SA	257	6
Warehouses De Pauw CVA ‡	212	6
		193

Denmark — 0.2%
AP Moller - Maersk A/S, Cl A	4	7
AP Moller - Maersk A/S, Cl B	6	11
Carlsberg A/S, Cl B	120	16

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coloplast A/S, Cl B	177	$21
Danske Bank A/S	847	23
Demant A/S *	113	5
DSV	230	41
Genmab A/S *	81	23
Novo Nordisk, Cl B	4,126	466
Novozymes A/S, Cl B	449	23
Orsted A/S	232	13
Pandora A/S	111	16
ROCKWOOL, Cl B	11	3
Tryg A/S	442	9
Vestas Wind Systems *	1,240	36
		713

Finland — 0.1%
Elisa	175	8
Fortum	551	7
Kesko, Cl B	335	6
Kone, Cl B	417	21
Metso	814	8
Neste Oyj	519	18
Nokia	6,643	24
Orion Oyj, Cl B	131	6
Sampo, Cl A	589	25
Stora Enso, Cl R	677	9
UPM-Kymmene	655	24
Wartsila Abp	581	9
		165

France — 0.7%
Accor SA	210	8
Aeroports de Paris	36	5
Air Liquide	643	121
Alstom SA	397	5
Amundi SA	75	5
Arkema SA	74	8
AXA SA	2,309	78
BioMerieux	51	6
BNP Paribas SA	1,364	93
Bollore SA	1,087	7
Bouygues SA	276	10
Bureau Veritas	361	10
Capgemini SE	201	45
Carrefour SA	729	13
Cie de Saint-Gobain	602	43
Cie Generale des Etablissements Michelin SCA	833	28
Covivio ‡	68	3
Credit Agricole SA	1,494	22
Danone SA	788	53
Dassault Aviation	31	6
Dassault Systemes	818	43
Edenred	306	19

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eiffage SA	102	$11
Engie SA	2,242	36
EssilorLuxottica SA	364	72
Eurazeo SE	53	5
Eurofins Scientific	165	10
Euronext	105	9
Gecina SA ‡	56	6
Getlink SE	540	9
Hermes International SCA	39	83
Ipsen	46	5
Kering	92	38
Klepierre SA ‡	264	7
La Francaise des Jeux SAEM	129	5
Legrand	328	32
L'Oreal SA	297	144
LVMH Moet Hennessy Louis Vuitton	348	292
Orange SA	2,449	29
Pernod Ricard SA	253	42
Publicis Groupe	280	28
Remy Cointreau SA	29	3
Renault SA	236	9
Safran SA	420	79
Sanofi	1,436	146
Sartorius Stedim Biotech	34	9
Schneider Electric SE	687	137
SEB SA	31	4
Societe Generale SA	899	23
Sodexo SA	109	12
STMicroelectronics	839	37
Teleperformance	73	12
Thales SA	131	19
TotalEnergies	2,934	192
Unibail-Rodamco-Westfield *‡	145	11
Veolia Environnement SA	817	27
Vinci SA	661	84
Vivendi SA	885	10
Worldline *	294	4
		2,312

Germany — 0.5%
adidas AG	199	38
Allianz	509	137
BASF	1,128	54
Bayer	1,206	38
Bayerische Motoren Werke	406	43
Bechtle	101	5
Beiersdorf AG	124	18
Brenntag AG	190	17
Carl Zeiss Meditec	49	5
Commerzbank AG	1,307	15
Continental AG	135	11
Covestro *	237	13
Daimler Truck Holding	626	23

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Delivery Hero, Cl A *	211	$5
Deutsche Bank AG	2,537	33
Deutsche Boerse AG	233	47
Deutsche Lufthansa AG *	734	6
Deutsche Post	1,255	61
Deutsche Telekom AG	4,097	101
E.ON SE	2,756	37
Evonik Industries AG	257	5
Fresenius Medical Care AG & Co KGaA	252	10
Fresenius SE & Co KGaA	519	15
GEA Group AG	186	8
Hannover Rueck SE	74	18
Heidelberg Materials	178	17
HelloFresh *	201	3
Henkel AG & Co KGaA	128	9
Infineon Technologies	1,603	59
Knorr-Bremse	89	5
LEG Immobilien *	91	8
Mercedes-Benz Group	1,064	73
Merck KGaA	159	26
MTU Aero Engines AG	66	15
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	172	74
Nemetschek	71	7
Puma SE	130	5
QIAGEN	272	12
Rational	6	5
Rheinmetall	53	19
RWE AG	789	29
SAP SE	1,316	230
Scout24	98	7
Siemens	958	173
Siemens Energy *	638	10
Siemens Healthineers AG	346	19
Symrise, Cl A	163	17
Talanx	87	6
Volkswagen AG	36	5
Vonovia SE	879	28
Wacker Chemie	18	2
Zalando *	275	5
		1,631

Hong Kong — 0.1%
AIA Group Ltd	14,400	112
BOC Hong Kong Holdings Ltd	4,500	11
Budweiser Brewing APAC	2,100	3
CK Asset Holdings Ltd	2,500	11
CK Hutchison Holdings Ltd	3,500	18
CK Infrastructure Holdings Ltd	1,000	6
CLP Holdings	2,000	16
ESR Group	2,400	3
Futu Holdings ADR *	100	5
Galaxy Entertainment Group Ltd	3,000	16

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hang Lung Properties Ltd	2,000	$2
Hang Seng Bank Ltd	900	9
Henderson Land Development Co Ltd	2,000	5
HKT Trust & HKT Ltd	5,000	6
Hong Kong & China Gas	14,000	10
Hong Kong Exchanges & Clearing Ltd	1,500	45
Link ‡	3,120	16
MTR Corp Ltd	2,049	7
New World Development	2,000	2
Power Assets Holdings	1,500	9
Sands China Ltd *	2,800	7
Sino Land Co Ltd	4,150	4
SITC International Holdings	2,000	3
Sun Hung Kai Properties Ltd	2,000	19
Swire Pacific Ltd, Cl A	500	4
Swire Properties Ltd	1,400	3
Techtronic Industries Co Ltd	2,000	21
WH Group Ltd	10,000	6
Wharf Holdings Ltd/The	1,555	5
Wharf Real Estate Investment Co Ltd	2,000	6
Xinyi Glass Holdings	2,086	2
		392

Ireland — 0.7%
Accenture PLC, Cl A	3,483	1,267
AIB Group PLC	2,100	9
Bank of Ireland Group PLC	1,314	12
Eaton Corp PLC	2,192	540
Experian PLC	1,131	48
Jazz Pharmaceuticals PLC *	369	45
Kerry Group PLC, Cl A	196	18
Pentair PLC	887	65
Perrigo PLC	805	26
Smurfit Kappa Group PLC	303	11
		2,041

Israel — 0.0%
Azrieli Group	52	4
Bank Hapoalim BM	1,559	13
Bank Leumi Le-Israel	1,895	15
Check Point Software Technologies *	122	19
Elbit Systems Ltd	33	7
ICL Group	870	4
Israel Discount Bank, Cl A	1,519	7
Mizrahi Tefahot Bank Ltd	189	7
Nice Ltd *	78	16
Teva Pharmaceutical Industries ADR *	1,400	17
Wix.com Ltd *	100	13
		122

Italy — 0.2%
Amplifon	153	5
Assicurazioni Generali SpA	1,364	31
Banco BPM	1,511	8

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Davide Campari-Milano	642	$6
DiaSorin	31	3
Enel SpA	9,985	69
Eni SpA	2,924	47
Ferrari	155	54
FinecoBank Banca Fineco	749	11
Infrastrutture Wireless Italiane	413	5
Intesa Sanpaolo SpA	19,815	61
Leonardo SpA	504	9
Mediobanca Banca di Credito Finanziario	729	10
Moncler SpA	252	16
Nexi *	725	6
Poste Italiane	641	7
Prysmian SpA	313	14
Recordati Industria Chimica e Farmaceutica	128	7
Snam SpA	2,476	12
Stellantis	2,761	61
Telecom Italia *	12,233	4
Tenaris	580	9
Terna - Rete Elettrica Nazionale	1,727	15
UniCredit SpA	2,265	67
		537

Japan — 1.5%
Advantest	1,000	40
Aeon Co Ltd	800	19
AGC Inc/Japan	200	8
Aisin	200	8
Ajinomoto Co Inc	600	25
ANA Holdings Inc *	200	4
Asahi Group Holdings	600	23
Asahi Intecc Co Ltd	300	6
Asahi Kasei	1,500	12
Astellas Pharma Inc	2,300	27
Azbil	100	3
Bandai Namco Holdings Inc	700	15
BayCurrent Consulting	200	5
Bridgestone Corp	700	31
Brother Industries Ltd	300	5
Canon Inc	1,200	34
Capcom	200	8
Central Japan Railway Co	1,000	25
Chiba Bank Ltd/The	700	5
Chubu Electric Power Co Inc	800	11
Chugai Pharmaceutical Co Ltd	800	29
Concordia Financial Group Ltd	1,300	6
Dai Nippon Printing	300	9
Daifuku Co Ltd	400	8
Dai-ichi Life Holdings Inc	1,200	27
Daiichi Sankyo Co Ltd	2,300	70
Daikin Industries Ltd	349	57
Daito Trust Construction Co Ltd	43	5

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Daiwa House Industry	700	$22
Daiwa House Investment Corp, Cl A ‡	3	5
Daiwa Securities Group	1,600	12
Denso Corp	2,048	33
Dentsu Group	200	5
Disco Corp	110	30
East Japan Railway Co	400	23
Eisai Co Ltd	300	14
ENEOS Holdings	3,300	14
FANUC	1,200	34
Fast Retailing	253	69
Fuji Electric Co Ltd	200	10
FUJIFILM Holdings Corp	500	32
Fujitsu Ltd	200	29
GLP J-REIT ‡	5	5
Hamamatsu Photonics KK	200	8
Hankyu Hanshin Holdings Inc	300	9
Hikari Tsushin Inc	39	7
Hirose Electric	63	7
Hitachi Construction Machinery Co Ltd	100	3
Hitachi Ltd	1,200	96
Honda Motor Co Ltd	5,700	65
Hoshizaki	100	4
Hoya	439	57
Hulic Co Ltd	500	6
Ibiden	200	10
Idemitsu Kosan	1,000	6
Iida Group Holdings Co Ltd	200	3
Inpex	1,100	15
Isuzu Motors Ltd	700	10
ITOCHU Corp	1,500	69
Japan Airlines	200	4
Japan Exchange Group Inc	600	13
Japan Metropolitan Fund Invest ‡	9	6
Japan Post Bank Co Ltd	1,800	19
Japan Post Holdings Co Ltd	2,600	25
Japan Post Insurance	200	4
Japan Real Estate Investment ‡	2	8
Japan Tobacco Inc	1,500	40
JFE Holdings Inc	739	12
JSR	200	6
Kajima Corp	500	9
Kansai Electric Power Co Inc/The	900	12
Kao	600	24
Kawasaki Kisen Kaisha	200	10
KDDI Corp	1,900	64
KDX Realty Investment ‡	5	5
Keisei Electric Railway Co Ltd	200	9
Keyence Corp	200	91
Kikkoman Corp	200	13
Kintetsu Group Holdings Co Ltd	200	6
Kirin Holdings Co Ltd	1,000	15

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kobe Bussan	200	$5
Koei Tecmo Holdings	100	1
Koito Manufacturing Co Ltd	300	5
Komatsu Ltd	1,100	32
Konami Group	100	6
Kose Corp	100	7
Kubota	1,200	19
Kyocera Corp	1,600	24
Kyowa Hakko Kirin Co Ltd	300	5
Lasertec	100	27
LY	3,300	10
M3 Inc	500	8
Makita Corp	300	8
Marubeni Corp	1,900	33
MatsukiyoCocokara	600	11
Mazda Motor	700	9
McDonald's Holdings Co Japan Ltd	100	4
MEIJI Holdings Co Ltd	300	7
MINEBEA MITSUMI Inc	400	8
MISUMI Group	300	5
Mitsubishi Chemical Group	1,600	10
Mitsubishi Corp	4,800	84
Mitsubishi Electric Corp	2,400	36
Mitsubishi Estate Co Ltd	1,400	20
Mitsubishi HC Capital	800	6
Mitsubishi Heavy Industries Ltd	400	27
Mitsubishi UFJ Financial Group Inc	14,400	137
Mitsui & Co Ltd	1,700	70
Mitsui Chemicals Inc	200	6
Mitsui Fudosan Co Ltd	1,100	28
Mitsui OSK Lines Ltd	400	15
Mizuho Financial Group Inc	3,000	55
MonotaRO Co Ltd	300	3
MS&AD Insurance Group Holdings Inc	500	21
Murata Manufacturing Co Ltd	2,100	43
NEC Corp	300	20
Nexon Co Ltd	500	8
NIDEC CORP	500	19
Nintendo Co Ltd	1,300	74
Nippon Building Fund ‡	2	8
NIPPON EXPRESS HOLDINGS INC	100	6
Nippon Paint Holdings Co Ltd	1,000	8
Nippon Prologis Inc ‡	3	5
Nippon Sanso Holdings	200	5
Nippon Steel Corp	1,000	24
Nippon Telegraph & Telephone Corp	37,500	48
Nippon Yusen	600	21
Nissan Chemical	200	8
Nissan Motor Co Ltd	2,800	11
Nissin Foods Holdings Co Ltd	300	10
Nitori Holdings Co Ltd	100	13
Nitto Denko Corp	200	17

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nomura Holdings Inc	3,600	$19
Nomura Real Estate Holdings Inc	100	3
Nomura Real Estate Master Fund ‡	5	6
Nomura Research Institute Ltd	500	16
NTT Data Group	800	12
Obayashi Corp	800	8
Obic Co Ltd	100	16
Odakyu Electric Railway Co Ltd	400	6
Oji Holdings Corp	1,000	4
Olympus Corp	1,500	23
Omron Corp	200	9
Ono Pharmaceutical Co Ltd	400	7
Open House Group	100	3
Oracle Corp Japan	100	8
Oriental Land Co Ltd/Japan	1,400	53
ORIX	1,500	30
Osaka Gas Co Ltd	500	11
Otsuka Corp	100	4
Otsuka Holdings	500	20
Pan Pacific International Holdings Corp	500	11
Panasonic Holdings	2,700	26
Rakuten Group *	2,000	9
Recruit Holdings Co Ltd	1,800	73
Renesas Electronics Corp *	1,800	30
Resona Holdings Inc	2,700	15
Ricoh Co Ltd	700	6
Rohm Co Ltd	400	7
SBI Holdings Inc/Japan	300	7
SCSK	200	4
Secom	300	22
Seiko Epson Corp	300	4
Sekisui Chemical Co Ltd	400	6
Sekisui House	800	18
Seven & i Holdings Co Ltd	900	36
SG Holdings Co Ltd	400	5
Sharp Corp/Japan *	300	2
Shimadzu Corp	300	8
Shimano Inc	100	15
Shimizu Corp	700	5
Shin-Etsu Chemical	2,300	92
Shionogi & Co Ltd	300	15
Shiseido Co Ltd	500	14
Shizuoka Financial Group	500	5
SMC Corp/Japan	48	27
SoftBank	3,500	47
SoftBank Group Corp	1,300	57
Sompo Holdings Inc	400	21
Sony Group	1,600	161
Square Enix Holdings	100	4
Subaru Corp	800	16
SUMCO Corp	400	6
Sumitomo Chemical Co Ltd	1,800	4

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sumitomo Corp	1,400	$33
Sumitomo Electric Industries	900	12
Sumitomo Metal Mining Co Ltd	300	8
Sumitomo Mitsui Financial Group Inc	1,600	84
Sumitomo Mitsui Trust Holdings Inc	800	17
Sumitomo Realty & Development	400	13
Suntory Beverage & Food Ltd	200	7
Suzuki Motor Corp	500	23
Sysmex Corp	200	11
T&D Holdings	700	12
Taisei	200	7
Takeda Pharmaceutical Co Ltd	2,000	60
TDK Corp	500	25
Terumo Corp	800	28
TIS	300	7
Tobu Railway Co Ltd	200	5
Toho Co Ltd/Tokyo	100	3
Tokio Marine Holdings Inc	2,300	62
Tokyo Electric Power Holdings *	1,900	10
Tokyo Electron Ltd	600	114
Tokyo Gas	500	12
Tokyu Corp	700	8
TOPPAN Holdings	300	8
Toray Industries Inc	1,700	9
Tosoh Corp	300	4
TOTO Ltd	200	5
Toyota Industries Corp	200	17
Toyota Motor Corp	13,300	273
Toyota Tsusho Corp	300	20
Trend Micro Inc/Japan *	200	12
Unicharm Corp	500	17
USS Co Ltd	300	6
West Japan Railway Co	300	13
Yakult Honsha Co Ltd	400	9
Yamaha	200	4
Yamaha Motor Co Ltd	1,200	12
Yamato Holdings Co Ltd	300	5
Yaskawa Electric Corp	300	12
Yokogawa Electric Corp	300	6
Zensho Holdings	100	5
ZOZO Inc	200	4
		4,770

Netherlands — 0.4%
ABN AMRO Group NV	496	7
Adyen NV *	27	34
Aegon	2,201	13
AerCap Holdings NV *	260	20
Airbus SE	749	120
Akzo Nobel NV	223	17
ArcelorMittal	647	18
ASM International	58	33
ASML Holding NV	507	440

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ASR Nederland	221	$11
BE Semiconductor Industries	105	16
DSM-Firmenich	239	25
EXOR	133	13
Heineken	370	38
Heineken Holding NV	141	12
IMCD	70	11
ING Groep NV	4,575	66
JDE Peet's	123	3
Koninklijke Ahold Delhaize	1,227	35
Koninklijke KPN NV	4,055	14
Koninklijke Philips NV *	1,140	24
NN Group NV	371	15
OCI	129	4
Prosus	2,145	64
Randstad NV	147	8
Universal Music Group	983	29
Wolters Kluwer NV	316	47
		1,137

New Zealand — 0.0%
Auckland International Airport Ltd	1,546	8
EBOS Group	199	5
Fisher & Paykel Healthcare Corp Ltd	722	10
Mercury NZ	873	4
Meridian Energy Ltd	1,584	5
Spark New Zealand Ltd	2,300	8
		40

Norway — 0.0%
Adevinta, Cl B *	358	4
Aker BP ASA	388	10
DNB Bank	1,142	22
Equinor	1,170	34
Gjensidige Forsikring ASA	246	4
Kongsberg Gruppen	109	6
Mowi ASA	508	9
Norsk Hydro ASA	1,651	10
Orkla ASA	922	7
Salmar	80	4
Telenor ASA	859	10
Yara International ASA	203	7
		127

Portugal — 0.0%
EDP - Energias de Portugal SA	3,596	16
EDP Renovaveis	388	6
Galp Energia SGPS	615	10
Jeronimo Martins SGPS SA	348	8
		40

Singapore — 0.1%
CapitaLand Ascendas ‡	4,100	9
CapitaLand Integrated Commercial Trust ‡	6,500	10

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CapitaLand Investment	3,200	$7
City Developments Ltd	500	2
DBS Group Holdings Ltd	2,200	52
Genting Singapore Ltd	7,400	6
Jardine Cycle & Carriage Ltd	100	2
Keppel Corp Ltd	1,800	10
Mapletree Logistics Trust ‡	4,100	5
Mapletree Pan Asia Commercial Trust ‡	2,900	3
Oversea-Chinese Banking Corp Ltd	4,200	41
Sea Ltd ADR *	500	19
Seatrium *	56,832	4
Sembcorp Industries Ltd	1,200	5
Singapore Airlines Ltd	1,600	8
Singapore Exchange Ltd	1,100	8
Singapore Technologies Engineering	1,900	5
Singapore Telecommunications	10,100	18
United Overseas Bank Ltd	1,600	34
UOL Group Ltd	600	3
Wilmar International Ltd	2,400	6
		257

Spain — 0.2%
Acciona	30	4
ACCIONA Energias Renovables	81	2
ACS Actividades de Construccion y Servicios	279	11
Aena SME SA	92	16
Amadeus IT Group SA, Cl A	553	39
Banco Bilbao Vizcaya Argentaria SA	7,403	70
Banco Santander SA	20,618	84
CaixaBank SA	5,443	23
Cellnex Telecom	694	27
Enagas SA	306	5
Endesa SA	390	8
Ferrovial	598	23
Grifols *	366	4
Iberdrola	7,559	92
Industria de Diseno Textil SA	1,339	58
Naturgy Energy Group	179	5
Redeia	498	8
Repsol SA	1,691	25
Telefonica SA	6,381	26
		530

Sweden — 0.2%
Alfa Laval	356	13
Assa Abloy AB, Cl B	1,230	34
Atlas Copco, Cl A	3,298	53
Atlas Copco, Cl B	1,916	27
Beijer Ref, Cl B	356	5
Boliden	368	10
Epiroc, Cl A	809	14
Epiroc, Cl B	479	8

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EQT AB	436	$12
Essity AB, Cl B	748	18
Evolution	224	27
Fastighets Balder, Cl B *	775	5
Getinge, Cl B	281	6
H & M Hennes & Mauritz, Cl B	897	13
Hexagon, Cl B	2,667	29
Holmen, Cl B	115	5
Husqvarna, Cl B	515	4
Industrivarden, Cl A	160	5
Industrivarden AB, Cl C	189	6
Indutrade	335	8
Investment Latour, Cl B	182	5
Investor, Cl B	2,237	53
L E Lundbergforetagen AB, Cl B	93	5
Lifco, Cl B	286	7
Nibe Industrier, Cl B	1,861	11
Nordea Bank Abp	4,061	50
Saab, Cl B	86	6
Sagax, Cl B	234	6
Sandvik AB	1,309	28
Securitas AB, Cl B	604	6
Skandinaviska Enskilda Banken AB, Cl A	1,984	28
Skanska AB, Cl B	418	7
SKF AB, Cl B	471	9
Svenska Cellulosa, Cl B	744	10
Svenska Handelsbanken AB, Cl A	1,791	20
Swedbank AB, Cl A	1,112	23
Swedish Orphan Biovitrum *	238	7
Tele2 AB, Cl B	697	6
Telefonaktiebolaget LM Ericsson, Cl B	3,583	20
Telia Co AB	3,263	8
Volvo, Cl A	246	6
Volvo AB, Cl B	1,853	45
Volvo Car, Cl B *	732	2
		670

Switzerland — 0.7%
ABB Ltd	2,025	87
Adecco Group AG	196	9
Alcon Inc	613	47
Avolta *	99	4
Bachem Holding, Cl B	41	3
Baloise Holding AG	56	9
Banque Cantonale Vaudoise	37	5
Barry Callebaut	4	6
BKW	26	4
Chocoladefabriken Lindt & Spruengli AG	3	38
Cie Financiere Richemont SA, Cl A	660	99
Clariant AG	265	3
Coca-Cola HBC AG	288	8
EMS-Chemie Holding AG	9	7
Geberit	44	26

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Givaudan	12	$50
Helvetia Holding	53	8
Holcim	681	52
Julius Baer Group Ltd	262	14
Kuehne + Nagel International AG	67	23
Logitech International	213	18
Lonza Group AG	91	45
Nestle SA	3,427	394
Novartis AG	2,571	268
Partners Group Holding AG	28	38
Roche Holding	39	12
Roche Holding AG	877	252
Sandoz Group *	514	18
Schindler Holding	79	20
SGS	196	18
SIG Group	375	8
Sika AG	194	54
Sonova Holding AG	64	21
Straumann Holding	137	21
Swatch Group	36	9
Swatch Group AG/The	65	3
Swiss Life Holding AG	38	27
Swiss Prime Site AG	94	10
Swiss Re AG	370	43
Swisscom AG	32	19
Temenos AG	78	8
UBS Group	4,155	126
VAT Group	33	16
Zurich Insurance Group AG	185	95
		2,045

United Kingdom — 0.9%
3i Group PLC	1,195	38
Abrdn PLC	2,490	5
Admiral Group PLC	278	9
Anglo American PLC	1,560	38
Antofagasta PLC	484	11
Ashtead Group PLC	539	36
Associated British Foods PLC	437	13
AstraZeneca PLC	1,944	260
Auto Trader Group PLC	1,144	11
Aviva	3,441	19
BAE Systems PLC	3,792	57
Barclays PLC	19,465	37
Barratt Developments PLC	1,230	8
Berkeley Group Holdings	133	8
BP PLC	21,961	129
British American Tobacco PLC	2,688	80
BT Group PLC, Cl A	8,534	12
Bunzl PLC	414	17
Burberry Group PLC	472	8
Centrica PLC	6,674	12
Compass Group PLC	2,157	60

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CRH	917	$66
Croda International PLC	171	10
DCC PLC	121	9
Diageo PLC	2,791	102
Endeavour Mining	210	4
Entain PLC	723	9
Flutter Entertainment *	215	45
Glencore PLC	13,288	71
GSK	5,091	102
Haleon	7,153	29
Halma PLC	466	13
Hargreaves Lansdown PLC	437	4
Hikma Pharmaceuticals PLC	203	5
HSBC Holdings PLC	24,766	195
Imperial Brands PLC	1,099	26
Informa PLC	1,750	17
InterContinental Hotels Group PLC	215	20
Intertek Group PLC	198	11
J Sainsbury PLC	2,159	7
JD Sports Fashion	3,166	5
Kingfisher PLC	2,398	7
Kingspan Group PLC	190	16
Land Securities Group PLC ‡	865	7
Legal & General Group PLC	7,333	24
Lloyds Banking Group PLC	82,595	45
London Stock Exchange Group PLC	528	60
M&G PLC	2,738	8
Melrose Industries	1,835	14
Mondi	542	10
National Grid PLC	4,668	63
NatWest Group	7,234	21
Next PLC	159	17
Ocado Group PLC *	709	5
Pearson PLC	793	10
Persimmon PLC	392	7
Phoenix Group Holdings PLC	921	6
Prudential PLC	3,375	35
Reckitt Benckiser Group PLC	879	64
RELX PLC	2,351	98
Rentokil Initial PLC	3,094	16
Rio Tinto PLC	1,400	98
Rolls-Royce Holdings PLC *	10,273	39
Sage Group PLC/The	1,252	19
Schroders	1,088	6
Segro PLC ‡	1,485	17
Severn Trent PLC	309	10
Shell	8,501	265
Smith & Nephew PLC	1,069	15
Smiths Group PLC	435	9
Spirax-Sarco Engineering PLC	90	11
SSE PLC	1,327	28
St. James's Place PLC	668	6

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Standard Chartered PLC	3,021	$23
Taylor Wimpey PLC	4,336	8
Tesco PLC	9,087	33
Unilever PLC	3,133	153
United Utilities Group PLC	837	11
Vodafone Group PLC	29,270	25
Whitbread PLC	248	11
Wise, Cl A *	742	8
WPP PLC	1,315	13
		2,959

United States — 77.6%
Communication Services — 6.7%
Alphabet Inc, Cl C *	27,685	3,926
Alphabet Inc, Cl A *	32,779	4,592
AMC Entertainment Holdings, Cl A *	350	1
AT&T Inc	39,427	698
Cable One Inc	35	19
Charter Communications Inc, Cl A *	552	205
Comcast Corp, Cl A	21,998	1,024
Electronic Arts Inc	1,484	204
Fox Corp	2,156	68
Frontier Communications Parent *	1,469	36
IAC *	461	23
Interpublic Group of Cos Inc/The	2,087	69
Iridium Communications	745	27
Liberty Broadband Corp, Cl A *	105	8
Liberty Broadband Corp, Cl C *	675	53
Liberty Media -Liberty Formula One, Cl C *	1,050	71
Liberty Media -Liberty Formula One, Cl A *	126	8
Liberty Media -Liberty Live, Cl A *	118	4
Liberty Media -Liberty Live, Cl C *	283	11
Liberty Media -Liberty SiriusXM *	928	28
Liberty Media -Liberty SiriusXM, Cl A *	450	14
Live Nation Entertainment Inc *	849	75
Madison Square Garden Sports *	112	21
Match Group *	1,503	58
Meta Platforms, Cl A *	12,201	4,760
Netflix Inc *	2,380	1,343
New York Times, Cl A	864	42
News Corp, Cl B	710	18
News Corp, Cl A	2,047	50
Nexstar Media Group Inc, Cl A	197	35
Omnicom Group Inc	1,074	97
Paramount Global, Cl B	3,458	50
Paramount Global, Cl A	59	1
Pinterest, Cl A *	3,194	120
Playtika Holding *	141	1
ROBLOX, Cl A *	2,528	98
Roku Inc, Cl A *	665	59
Sirius XM Holdings	3,708	19
Spotify Technology *	767	165
Take-Two Interactive Software Inc *	902	149

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TKO Group Holdings, Cl A	258	$22
T-Mobile US Inc	2,881	464
Trade Desk Inc/The, Cl A *	2,412	165
TripAdvisor Inc *	612	13
Verizon Communications Inc	23,188	982
Walt Disney Co/The	10,076	968
Warner Bros Discovery *	12,031	120
ZoomInfo Technologies, Cl A *	1,580	25

		21,009
Consumer Discretionary — 8.1%
ADT Inc	1,253	8
Advance Auto Parts Inc	355	24
Airbnb, Cl A *	2,227	321
Amazon.com Inc *	49,701	7,714
Aramark	1,410	41
AutoNation Inc *	162	23
AutoZone Inc *	97	268
Bath & Body Works	1,234	53
Best Buy Co Inc	1,057	77
Birkenstock Holding *	200	9
Booking Holdings Inc *	197	691
BorgWarner Inc	1,399	47
Boyd Gaming Corp	378	24
Bright Horizons Family Solutions Inc *	345	34
Brunswick Corp/DE	369	30
Burlington Stores Inc *	350	67
Caesars Entertainment *	1,108	49
Capri Holdings Ltd *	655	32
CarMax Inc *	853	61
Carnival Corp *	5,409	90
Carter's Inc	224	17
Chipotle Mexican Grill, Cl A *	151	364
Choice Hotels International Inc	173	21
Churchill Downs Inc	382	46
Columbia Sportswear Co	216	17
Coupang, Cl A *	5,959	83
Crocs *	364	37
Darden Restaurants Inc	658	107
Deckers Outdoor Corp *	143	108
Delphi Automotive PLC *	1,477	120
Dick's Sporting Goods Inc	323	48
Domino's Pizza Inc	190	81
DoorDash, Cl A *	1,675	175
DR Horton Inc	1,708	244
DraftKings, Cl A *	2,272	89
eBay Inc	2,917	120
Etsy Inc *	710	47
Expedia Group Inc *	750	111
Five Below Inc *	295	53
Floor & Decor Holdings Inc, Cl A *	562	56
Ford Motor Co	21,535	252
GameStop, Cl A *	1,610	23

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gap Inc/The	1,166	$22
Garmin Ltd	837	100
General Motors Co	7,537	292
Gentex Corp	1,409	47
Genuine Parts Co	765	107
Global-e Online, Cl E *	132	5
Grand Canyon Education *	184	24
H&R Block Inc	777	36
Harley-Davidson Inc	807	26
Hasbro Inc	788	38
Hilton Worldwide Holdings Inc	1,367	261
Home Depot	5,515	1,947
Hyatt Hotels Corp, Cl A	264	34
Kohl's Corp	659	17
Las Vegas Sands Corp	2,008	98
Lear Corp	310	41
Leggett & Platt	798	18
Lennar Corp, Cl B	89	12
Lennar Corp, Cl A	1,344	201
Lithia Motors, Cl A	145	43
LKQ Corp	1,443	67
Lowe's	3,181	677
Lucid Group *	4,461	15
Lululemon Athletica Inc *	611	277
Macy's Inc	1,616	29
Marriott International Inc/MD, Cl A	1,339	321
Marriott Vacations Worldwide Corp	224	19
Mattel Inc *	2,108	38
McDonald's	4,020	1,177
MGM Resorts International	1,527	66
Mister Car Wash *	478	4
Mohawk Industries Inc *	315	33
Murphy USA Inc	104	37
Newell Brands	2,264	19
NIKE Inc, Cl B	6,549	665
Nordstrom Inc	671	12
Norwegian Cruise Line Holdings Ltd *	2,508	45
NVR Inc *	16	113
Ollie's Bargain Outlet Holdings Inc *	374	27
O'Reilly Automotive Inc *	325	332
Peloton Interactive, Cl A *	1,848	10
Penn Entertainment *	926	21
Penske Automotive Group Inc	120	18
Petco Health & Wellness, Cl A *	482	1
Phinia	280	8
Planet Fitness, Cl A *	500	34
Polaris	330	30
Pool Corp	206	76
PulteGroup Inc	1,170	122
PVH Corp	321	39
QuantumScape, Cl A *	1,546	10
Ralph Lauren Corp, Cl A	243	35

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RH *	97	$25
Rivian Automotive, Cl A *	3,576	55
Ross Stores	1,843	259
Royal Caribbean Cruises Ltd *	1,281	163
Service Corp International/US	857	57
Skechers USA, Cl A *	715	45
Starbucks	6,212	578
Tapestry Inc	1,229	48
Tempur Sealy International Inc	895	45
Tesla Inc *	15,218	2,850
Texas Roadhouse Inc, Cl A	400	50
Thor Industries	310	35
TJX Cos Inc/The	6,341	602
Toll Brothers Inc	579	57
TopBuild Corp *	171	63
Tractor Supply	599	135
Travel + Leisure	418	17
Ulta Beauty Inc *	268	135
Under Armour Inc, Cl C *	1,138	8
Under Armour Inc, Cl A *	1,130	9
Vail Resorts Inc	221	49
Valvoline Inc *	729	27
VF	2,096	34
Victoria's Secret *	486	13
Wayfair Inc, Cl A *	473	24
Wendy's Co/The	1,023	19
Whirlpool Corp	320	35
Williams-Sonoma Inc	345	67
Wingstop Inc, Cl A	179	50
Wyndham Hotels & Resorts Inc	432	34
Wynn Resorts Ltd	560	53
YETI Holdings Inc *	517	23
Yum! Brands Inc	1,537	199

		25,491
Consumer Staples — 4.6%
Albertsons, Cl A	2,240	48
Altria Group Inc	9,824	394
Archer-Daniels-Midland Co	2,927	163
BJ's Wholesale Club Holdings Inc *	714	46
Boston Beer Co Inc/The, Cl A *	57	20
Brown-Forman Corp, Cl A	273	15
Brown-Forman Corp, Cl B	991	54
Bunge Global	784	69
Campbell Soup Co	1,026	46
Casey's General Stores	201	55
Celsius Holdings Inc *	861	43
Church & Dwight Co Inc	1,334	133
Clorox Co/The	673	98
Coca-Cola	21,468	1,277
Coca-Cola Europacific Partners	300	21
Colgate-Palmolive Co	4,512	380
Conagra Brands Inc	2,580	75

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Constellation Brands Inc, Cl A	883	$216
Costco Wholesale Corp	2,443	1,698
Coty Inc, Cl A *	2,107	25
Darling Ingredients Inc *	959	42
Dollar General Corp	1,199	158
Dollar Tree Inc *	1,141	149
Estee Lauder Cos Inc/The, Cl A	1,258	166
Flowers Foods Inc	1,124	26
Freshpet Inc *	273	24
General Mills Inc	3,187	207
Grocery Outlet Holding *	529	13
Hershey Co/The	820	159
Hormel Foods Corp	1,719	52
Ingredion Inc	393	42
J M Smucker	557	73
Kellanova	1,410	77
Kenvue	9,509	197
Keurig Dr Pepper Inc	5,218	164
Kimberly-Clark	1,848	223
Kraft Heinz Co/The	4,397	163
Kroger	3,572	165
Lamb Weston Holdings Inc	790	81
McCormick & Co Inc/MD	1,367	93
Molson Coors Beverage, Cl B	944	58
Mondelez International Inc, Cl A	7,486	563
Monster Beverage Corp *	4,082	225
Olaplex Holdings *	745	2
PepsiCo Inc	7,594	1,280
Performance Food Group *	827	60
Philip Morris International	8,549	777
Pilgrim's Pride Corp *	279	8
Post Holdings Inc *	323	30
Procter & Gamble Co/The	12,981	2,040
Reynolds Consumer Products	326	9
Seaboard Corp	2	7
Spectrum Brands Holdings Inc	239	19
Sysco Corp	2,783	225
Target Corp	2,529	352
Tyson Foods, Cl A	1,509	83
US Foods Holding Corp *	1,293	59
Walgreens Boots Alliance Inc	3,894	88
Walmart Inc	7,868	1,300
WK Kellogg	382	5

		14,340
Energy — 2.9%
Antero Midstream	2,016	25
Antero Resources Corp *	1,700	38
APA	1,649	52
Baker Hughes a GE Co, Cl A	5,546	158
Cheniere Energy	1,314	215
Chesapeake Energy	726	56
Chevron Corp	9,485	1,399

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ConocoPhillips	6,599	$738
Coterra Energy	4,066	101
Devon Energy Corp	3,505	147
Diamondback Energy Inc	975	150
DT Midstream	581	31
EOG Resources	3,231	368
EQT Corp	1,953	69
Exxon Mobil Corp	22,322	2,295
Halliburton Co	4,918	175
Hess Corp	1,524	214
HF Sinclair	809	46
Kinder Morgan Inc/DE	10,745	182
Marathon Oil Corp	3,277	75
Marathon Petroleum Corp	2,085	345
New Fortress Energy, Cl A	330	11
NOV	2,347	46
Occidental Petroleum Corp	3,768	217
ONEOK Inc	3,191	218
Ovintiv	1,472	62
Phillips 66	2,446	353
Pioneer Natural Resources Co	1,278	294
Range Resources Corp	1,412	41
Schlumberger Ltd	7,835	382
Southwestern Energy *	6,598	42
Targa Resources Corp	1,204	102
TechnipFMC	2,323	45
Texas Pacific Land	34	50
Valero Energy Corp	1,863	259
Williams	6,680	231

		9,232
Financials — 10.7%
Affiliated Managers Group	204	30
Affirm Holdings, Cl A *	1,326	54
Aflac Inc	3,240	273
AGNC Investment Corp ‡	3,421	32
Allstate Corp/The	1,438	223
Ally Financial Inc	1,457	53
American Express Co	3,194	641
American Financial Group Inc/OH	427	51
American International Group Inc	3,908	272
Ameriprise Financial Inc	563	218
Annaly Capital Management ‡	2,803	54
Aon, Cl A	1,089	325
Apollo Global Management	2,865	288
Arch Capital Group Ltd *	1,957	161
Ares Management, Cl A	932	113
Arthur J Gallagher & Co	1,163	270
Assurant Inc	284	48
Assured Guaranty Ltd	345	28
Axis Capital Holdings Ltd	467	28
Bank of America Corp	37,982	1,292
Bank of New York Mellon Corp/The	4,225	234

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank OZK	561	$25
Berkshire Hathaway Inc, Cl B *	10,100	3,876
BlackRock Inc, Cl A	819	634
Blackstone Group	3,921	488
Block, Cl A *	2,971	193
Blue Owl Capital, Cl A	2,530	39
BOK Financial Corp	174	15
Brighthouse Financial Inc *	406	21
Brown & Brown Inc	1,291	100
Capital One Financial Corp	2,081	282
Carlyle Group	1,241	50
Cboe Global Markets Inc	573	105
Charles Schwab Corp/The	8,158	513
Chubb	2,235	548
Cincinnati Financial Corp	835	93
Citigroup	10,527	591
Citizens Financial Group Inc	2,527	83
CME Group Inc, Cl A	1,975	407
CNA Financial Corp	164	7
Coinbase Global, Cl A *	958	123
Columbia Banking System Inc	1,242	25
Comerica	783	41
Commerce Bancshares Inc/MO	716	37
Corebridge Financial	1,386	33
Credit Acceptance Corp *	40	22
Cullen/Frost Bankers Inc	350	37
Discover Financial Services	1,363	144
East West Bancorp	757	55
Equitable Holdings	1,869	61
Euronet Worldwide Inc *	283	28
Evercore Inc, Cl A	187	32
Everest Group	233	90
Eversource Energy	1,899	103
FactSet Research Systems Inc	209	99
Fidelity National Financial Inc	1,405	70
Fidelity National Information Services Inc	3,244	202
Fifth Third Bancorp	3,707	127
First American Financial	605	36
First Citizens BancShares, Cl A	62	94
First Hawaiian Inc	766	17
First Horizon National Corp	3,173	45
Fiserv Inc *	3,289	467
FleetCor Technologies Inc *	392	114
FNB Corp/PA	2,146	28
Franklin Resources Inc	1,525	41
Global Payments	1,412	188
Globe Life	474	58
Goldman Sachs Group Inc/The	1,756	674
Hanover Insurance Group Inc/The	212	28
Hartford Financial Services Group Inc/The	1,613	140
Houlihan Lokey Inc, Cl A	297	36
Huntington Bancshares Inc/OH	7,834	100

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Interactive Brokers Group, Cl A	600	$53
Intercontinental Exchange Inc	3,113	396
Invesco Ltd	1,930	31
Jack Henry & Associates	394	65
Janus Henderson Group	815	23
Jefferies Financial Group	968	39
JPMorgan Chase & Co	15,919	2,776
Kemper Corp	381	23
KeyCorp	5,048	73
Kinsale Capital Group Inc	117	47
KKR	3,644	315
Lazard, Cl A	655	26
Lincoln National	1,017	28
Loews	992	72
LPL Financial Holdings Inc	410	98
M&T Bank Corp	903	125
Markel Group *	75	112
MarketAxess Holdings Inc	200	45
Marsh & McLennan Cos Inc	2,725	528
Mastercard Inc, Cl A	4,578	2,057
MetLife	3,476	241
MGIC Investment Corp	1,651	33
Moody's Corp	872	342
Morgan Stanley	6,619	577
Morningstar Inc	149	42
MSCI Inc, Cl A	421	252
Nasdaq Inc	1,862	108
NCR Atleos *	385	9
New York Community Bancorp Inc	4,248	27
Northern Trust Corp	1,114	89
NU Holdings, Cl A *	13,237	114
Old Republic International Corp	1,398	39
OneMain Holdings, Cl A	688	33
PayPal Holdings *	6,039	370
Pinnacle Financial Partners Inc	449	40
PNC Financial Services Group Inc/The	2,189	331
Popular Inc	422	36
Primerica Inc	190	44
Principal Financial Group Inc	1,317	104
Progressive Corp/The	3,217	573
Prosperity Bancshares Inc	525	34
Prudential Financial Inc	1,990	209
Raymond James Financial Inc	1,032	114
Regions Financial Corp	5,344	100
Reinsurance Group of America Inc, Cl A	359	62
RenaissanceRe Holdings Ltd	295	67
Rithm Capital ‡	2,596	28
RLI Corp	240	33
Robinhood Markets, Cl A *	3,975	43
Rocket, Cl A *	680	8
Ryan Specialty Holdings, Cl A *	547	24
S&P Global Inc	1,767	792

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shift4 Payments, Cl A *	303	$22
SLM Corp	1,296	26
SoFi Technologies *	5,492	43
Starwood Property Trust Inc ‡	1,751	36
State Street Corp	1,683	124
Stifel Financial Corp	529	39
Synchrony Financial	2,238	87
Synovus Financial Corp	863	32
T Rowe Price Group	1,205	131
TFS Financial Corp	300	4
Toast, Cl A *	2,117	38
TPG, Cl A	383	16
Tradeweb Markets, Cl A	620	59
Travelers Cos Inc/The	1,251	264
Truist Financial	7,283	270
Unum Group	1,056	51
US Bancorp	8,563	356
UWM Holdings	556	4
Virtu Financial Inc, Cl A	566	9
Visa Inc, Cl A	8,797	2,404
Voya Financial Inc	584	42
Webster Financial Corp	918	45
Wells Fargo & Co	20,223	1,015
Western Alliance Bancorp	634	41
Western Union Co/The	2,232	28
WEX Inc *	241	49
White Mountains Insurance Group Ltd	15	24
Willis Towers Watson PLC	565	139
Wintrust Financial Corp	359	35
WR Berkley Corp	1,086	89
XP, Cl A	1,732	43
Zions Bancorp NA	883	37

		33,605
Health Care — 9.8%
10X Genomics, Cl A *	552	23
Abbott Laboratories	9,540	1,079
AbbVie Inc	9,729	1,600
Acadia Healthcare Co Inc *	534	44
Agilent Technologies Inc	1,602	208
agilon health *	1,807	11
Align Technology Inc *	416	111
Alnylam Pharmaceuticals Inc *	676	117
Amedisys Inc *	192	18
Amgen Inc	2,943	925
Apellis Pharmaceuticals Inc *	596	38
Avantor *	3,663	84
Azenta *	370	24
Baxter International Inc	2,756	107
Becton Dickinson	1,592	380
Biogen Inc *	790	195
BioMarin Pharmaceutical Inc *	1,018	90
Bio-Rad Laboratories Inc, Cl A *	109	35

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bio-Techne Corp	840	$59
Boston Scientific Corp *	8,049	509
Bristol-Myers Squibb	11,209	548
Bruker Corp	568	41
Cardinal Health	1,348	147
Catalent Inc *	966	50
Cencora, Cl A	886	206
Centene Corp *	2,927	220
Certara *	697	11
Charles River Laboratories International Inc *	274	59
Chemed Corp	79	47
Cigna Group	1,607	484
Cooper Cos Inc/The	265	99
CVS Health	7,048	524
Danaher Corp	3,626	870
DaVita Inc *	314	34
DENTSPLY SIRONA Inc	1,131	39
Dexcom *	2,123	258
Doximity, Cl A *	670	18
Edwards Lifesciences Corp *	3,305	259
Elanco Animal Health Inc *	2,670	39
Elevance Health	1,305	644
Eli Lilly	4,667	3,013
Encompass Health Corp	587	42
Enovis *	304	18
Envista Holdings *	976	23
Exact Sciences *	966	63
Exelixis Inc *	1,678	37
Fortrea Holdings *	531	16
GE HealthCare Technologies	2,134	157
Gilead Sciences Inc	6,882	539
Globus Medical Inc, Cl A *	710	37
HCA Healthcare Inc	1,093	333
Henry Schein Inc *	702	53
Hologic Inc *	1,323	98
Humana	686	259
ICON *	445	116
ICU Medical Inc *	121	11
IDEXX Laboratories *	452	233
Illumina Inc *	863	123
Incyte *	996	59
Inspire Medical Systems Inc *	172	36
Insulet Corp *	376	72
Integra LifeSciences Holdings Corp *	434	17
Intuitive Surgical Inc *	1,924	728
Ionis Pharmaceuticals Inc *	847	44
IQVIA Holdings Inc *	998	208
Johnson & Johnson	13,289	2,112
Karuna Therapeutics *	192	60
Laboratory Corp of America Holdings	462	103
Maravai LifeSciences Holdings, Cl A *	658	4

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Masimo *	244	$31
McKesson Corp	745	372
Medpace Holdings *	139	41
Medtronic PLC	7,314	640
Merck & Co Inc	14,004	1,691
Mettler-Toledo International Inc *	119	142
Moderna Inc *	1,821	184
Molina Healthcare Inc *	315	112
Natera *	586	39
Neurocrine Biosciences Inc *	524	73
Novocure Ltd *	620	9
Organon	1,524	25
Penumbra Inc *	214	54
Pfizer Inc	31,132	843
Premier Inc, Cl A	706	15
QIAGEN	1,205	53
Quest Diagnostics Inc	608	78
QuidelOrtho *	292	20
R1 RCM *	914	9
Regeneron Pharmaceuticals Inc *	564	532
Repligen Corp *	299	57
ResMed	793	151
Revvity	672	72
Roivant Sciences *	2,081	21
Royalty Pharma, Cl A	2,005	57
Sarepta Therapeutics *	526	63
Shockwave Medical *	217	49
Sotera Health *	593	9
STERIS PLC	541	118
Stryker Corp	1,956	656
Tandem Diabetes Care Inc *	383	9
Teladoc Health Inc *	963	19
Teleflex Inc	254	62
Tenet Healthcare Corp *	597	49
Thermo Fisher Scientific	2,126	1,146
Ultragenyx Pharmaceutical Inc *	400	18
United Therapeutics Corp *	243	52
UnitedHealth Group Inc	5,126	2,623
Universal Health Services Inc, Cl B	352	56
Veeva Systems Inc, Cl A *	793	164
Vertex Pharmaceuticals Inc *	1,418	615
Viatris, Cl W	6,487	76
Waters Corp *	334	106
West Pharmaceutical Services Inc	404	151
Zimmer Biomet Holdings Inc	1,148	144
Zoetis Inc, Cl A	2,547	478

		30,852
Industrials — 7.1%
3M	3,022	285
A O Smith	710	55
Acuity Brands Inc	167	40
Advanced Drainage Systems	399	52

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AECOM	708	$62
AGCO	372	46
Air Lease Corp, Cl A	623	26
Alaska Air Group Inc *	750	27
Allegion PLC	474	59
Allison Transmission Holdings Inc	552	33
American Airlines Group Inc *	3,490	50
AMETEK Inc	1,261	204
Armstrong World Industries Inc	272	27
Automatic Data Processing Inc	2,277	560
Avis Budget Group Inc	122	20
Axon Enterprise Inc *	383	95
AZEK, Cl A *	744	29
Boeing *	3,071	648
Booz Allen Hamilton Holding, Cl A	697	98
Broadridge Financial Solutions Inc	640	131
Builders FirstSource Inc *	671	117
BWX Technologies Inc, Cl W	547	45
CACI International Inc, Cl A *	125	43
Carlisle Cos Inc	263	83
Carrier Global	4,573	250
Caterpillar Inc	2,811	844
CH Robinson Worldwide Inc	619	52
ChargePoint Holdings *	1,518	3
Cintas Corp	476	288
Clarivate *	2,830	25
Clean Harbors Inc *	272	46
CNH Industrial	5,283	63
Concentrix	255	23
Copart *	4,706	226
Core & Main, Cl A *	684	28
Crane	282	35
CSX Corp	10,850	387
Cummins Inc	777	186
Curtiss-Wright Corp	205	46
Dayforce *	794	55
Deere	1,459	574
Delta Air Lines Inc	3,506	137
Donaldson Co Inc	648	42
Dover Corp	761	114
Driven Brands Holdings *	373	5
Dun & Bradstreet Holdings	1,507	17
EMCOR Group Inc	250	57
Emerson Electric	3,135	288
Equifax Inc	667	163
Esab	340	29
Expeditors International of Washington Inc	802	101
Fastenal Co	3,131	214
FedEx Corp	1,274	307
Ferguson	1,120	210
Flowserve Corp	781	31
Fortive Corp	1,933	151

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fortune Brands Innovations	681	$53
FTI Consulting Inc *	202	39
Gates Industrial Corp PLC *	721	9
Generac Holdings *	354	40
General Dynamics Corp	1,345	356
General Electric	5,972	791
Genpact Ltd	1,070	38
Grab Holdings, Cl A *	2,300	7
Graco Inc	907	77
GXO Logistics *	683	37
Hayward Holdings *	795	10
HEICO Corp, Cl A	473	67
HEICO Corp	270	49
Hertz Global Holdings *	803	7
Hexcel Corp	502	33
Honeywell International Inc	3,667	742
Howmet Aerospace	2,069	116
Hubbell Inc, Cl B	307	103
Huntington Ingalls Industries Inc	211	55
IDEX	411	87
Illinois Tool Works Inc	1,647	430
Ingersoll Rand	2,216	177
ITT Inc	445	54
Jacobs Solutions	684	92
Jardine Matheson Holdings	200	8
JB Hunt Transport Services Inc	470	94
Johnson Controls International plc	3,728	196
KBR Inc	715	37
Kirby Corp *	358	28
Knight-Swift Transportation Holdings Inc, Cl A	838	48
L3Harris Technologies	1,037	216
Landstar System Inc	214	41
Leidos Holdings Inc	741	82
Lennox International Inc	173	74
Lincoln Electric Holdings Inc	302	67
Lockheed Martin Corp	1,220	524
Lyft, Cl A *	1,955	24
ManpowerGroup Inc	301	22
Masco Corp	1,221	82
MasTec *	365	24
MDU Resources Group	1,211	24
Mercury Systems Inc *	295	9
Middleby Corp/The *	284	40
MSA Safety Inc	221	37
MSC Industrial Direct Co Inc, Cl A	277	27
Nordson Corp	310	78
Norfolk Southern	1,248	294
Northrop Grumman Corp	787	352
nVent Electric PLC	886	53
Old Dominion Freight Line Inc	541	212
Oshkosh Corp	394	43

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Otis Worldwide	2,266	$200
Owens Corning	480	73
PACCAR Inc	2,816	283
Parker-Hannifin Corp	702	326
Paychex Inc	1,767	215
Paycom Software Inc	278	53
Paycor HCM *	364	7
Paylocity Holding Corp *	241	38
Plug Power Inc *	3,114	14
Quanta Services Inc	787	153
RB Global	983	63
RBC Bearings Inc *	169	45
Regal Rexnord	390	52
Republic Services Inc, Cl A	1,132	194
Robert Half	554	44
Rockwell Automation Inc	630	160
Rollins Inc	1,379	60
RTX	7,920	722
Ryder System Inc	251	29
Saia Inc *	144	65
Schneider National Inc, Cl B	324	8
Science Applications International	310	40
Sensata Technologies Holding PLC	907	33
SiteOne Landscape Supply *	267	41
Snap-on	297	86
Southwest Airlines Co	3,236	97
Spirit AeroSystems Holdings Inc, Cl A *	626	17
SS&C Technologies Holdings	1,178	72
Stanley Black & Decker Inc	831	78
Stericycle Inc *	550	26
Sunrun *	1,249	18
Tetra Tech	315	50
Textron Inc	1,063	90
Timken Co/The	367	30
Toro	560	52
Trane Technologies	1,251	315
TransDigm Group	291	318
TransUnion	1,047	72
Trex Co Inc *	584	48
Uber Technologies *	10,839	707
U-Haul Holding, Cl B	601	38
U-Haul Holding *	54	4
Union Pacific Corp	3,358	819
United Continental Holdings Inc *	1,769	73
United Parcel Service Inc, Cl B	3,988	566
United Rentals Inc	371	232
Valmont Industries Inc	126	28
Veralto	1,195	92
Verisk Analytics, Cl A	782	189
Vertiv Holdings, Cl A	1,869	105
Vestis	705	15
Waste Management Inc	2,237	415

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Watsco Inc	180	$70
WESCO International Inc	237	41
Westinghouse Air Brake Technologies	973	128
WillScot Mobile Mini Holdings *	1,140	54
Woodward	348	48
WW Grainger Inc	242	217
XPO *	613	52
Xylem Inc/NY	1,297	146

		22,363
Information Technology — 21.9%
Adobe Inc *	2,526	1,561
Advanced Micro Devices Inc *	8,837	1,482
Akamai Technologies Inc *	813	100
Allegro MicroSystems *	397	10
Alteryx Inc, Cl A *	360	17
Amdocs Ltd	633	58
Amphenol Corp, Cl A	3,203	324
Analog Devices Inc	2,741	527
ANSYS Inc *	475	156
Apple	81,357	15,002
Applied Materials Inc	4,603	756
AppLovin, Cl A *	1,232	51
Arista Networks Inc *	1,378	356
Arrow Electronics Inc *	295	33
Aspen Technology *	162	31
Atlassian, Cl A *	850	212
Autodesk Inc *	1,180	300
Avnet Inc	545	25
Bentley Systems, Cl B	1,048	53
BILL Holdings *	593	46
Broadcom Inc	2,378	2,806
Cadence Design Systems Inc *	1,487	429
CCC Intelligent Solutions Holdings *	1,025	11
CDW Corp/DE	740	168
Ciena Corp *	883	47
Cirrus Logic Inc *	329	25
Cisco Systems Inc	22,349	1,121
Cloudflare, Cl A *	1,587	125
Cognex Corp	1,042	38
Cognizant Technology Solutions Corp, Cl A	2,785	215
Coherent *	711	34
Confluent, Cl A *	1,106	25
Corning	4,154	135
Crane NXT	282	16
Crowdstrike Holdings, Cl A *	1,173	343
CyberArk Software *	100	23
Datadog, Cl A *	1,496	186
DocuSign, Cl A *	1,096	67
Dolby Laboratories Inc, Cl A	355	30
DoubleVerify Holdings *	748	30
Dropbox, Cl A *	1,509	48
DXC Technology Co *	1,219	27

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dynatrace *	1,304	$74
Elastic *	464	54
Enphase Energy Inc *	722	75
Entegris Inc	813	96
EPAM Systems Inc *	302	84
F5 *	319	59
Fair Isaac Corp *	133	159
First Solar *	578	85
Five9 *	420	32
Fortinet Inc *	3,602	232
Gartner Inc *	421	193
Gen Digital	3,001	70
Gitlab, Cl A *	525	37
GLOBALFOUNDRIES *	470	26
Globant *	222	52
GoDaddy Inc, Cl A *	798	85
Guidewire Software Inc *	439	49
HashiCorp, Cl A *	555	12
Hewlett Packard Enterprise Co	6,980	107
HP Inc	4,722	136
HubSpot Inc *	250	153
Informatica, Cl A *	221	7
Intel Corp	23,257	1,002
International Business Machines Corp	5,006	919
Intuit Inc	1,505	950
IPG Photonics Corp *	175	17
Jabil Inc	678	85
Juniper Networks Inc	1,722	64
Keysight Technologies *	970	149
KLA	755	449
Kyndryl Holdings *	1,225	25
Lam Research Corp	725	598
Lattice Semiconductor Corp *	733	45
Littelfuse Inc	145	35
Lumentum Holdings *	408	22
Manhattan Associates Inc *	352	85
Marvell Technology	4,696	318
Microchip Technology Inc	2,952	251
Micron Technology Inc	6,016	516
Microsoft Corp	41,059	16,324
MKS Instruments Inc	397	42
Monday.com *	37	8
MongoDB, Cl A *	378	151
Monolithic Power Systems Inc	251	151
Motorola Solutions Inc	907	290
nCino *	418	13
NCR Voyix *	770	11
NetApp Inc	1,148	100
Nutanix Inc, Cl A *	1,377	77
NVIDIA Corp	13,108	8,065
Okta, Cl A *	828	68
ON Semiconductor Corp *	2,361	168

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oracle Corp	8,501	$950
Palantir Technologies, Cl A *	10,430	168
Palo Alto Networks Inc *	1,659	562
Pegasystems Inc	248	12
Procore Technologies *	426	30
PTC Inc *	625	113
Pure Storage Inc, Cl A *	1,650	66
Qorvo Inc *	528	53
QUALCOMM Inc	6,147	913
RingCentral, Cl A *	511	17
Roper Technologies	581	312
Salesforce *	5,218	1,467
SentinelOne, Cl A *	1,330	36
ServiceNow Inc *	1,122	859
Skyworks Solutions Inc	910	95
Smartsheet, Cl A *	762	34
Snowflake, Cl A *	1,728	338
Splunk *	849	130
Synopsys Inc *	836	446
TD SYNNEX	280	28
Teledyne Technologies *	254	106
Teradata Corp *	614	28
Teradyne Inc	838	81
Texas Instruments Inc	5,001	801
Trimble Inc *	1,334	68
Twilio, Cl A *	985	69
Tyler Technologies Inc *	227	96
Ubiquiti	25	3
UiPath, Cl A *	2,260	52
Unity Software *	1,718	56
Universal Display Corp	267	45
VeriSign Inc *	483	96
Viasat *	700	16
Vontier	947	33
Western Digital Corp *	1,765	101
Wolfspeed *	738	24
Workday Inc, Cl A *	1,103	321
Zebra Technologies Corp, Cl A *	290	70
Zoom Video Communications, Cl A *	1,384	89
Zscaler Inc *	483	114

		68,822
Materials — 2.0%
Air Products & Chemicals Inc	1,219	312
Albemarle Corp	635	73
Alcoa Corp	1,060	32
Amcor	7,813	74
AptarGroup Inc	351	46
Ardagh Metal Packaging	894	3
Ashland	264	25
Avery Dennison	439	88
Axalta Coating Systems Ltd *	1,324	43
Ball	1,676	93

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Berry Global Group Inc	689	$45
Celanese Corp, Cl A	536	78
CF Industries Holdings Inc	1,045	79
Chemours Co/The	883	27
Cleveland-Cliffs Inc *	2,676	54
Corteva	3,907	178
Crown Holdings Inc	571	50
Dow Inc	3,880	208
DuPont de Nemours	2,515	155
Eagle Materials Inc	184	42
Eastman Chemical Co	639	53
Ecolab Inc	1,364	270
Element Solutions Inc	1,352	30
FMC Corp	755	42
Freeport-McMoRan	7,848	311
Ginkgo Bioworks Holdings *	9,192	11
Graphic Packaging Holding Co	1,630	42
Huntsman Corp	973	24
International Flavors & Fragrances Inc	1,392	112
International Paper Co	1,876	67
Linde	2,671	1,081
Louisiana-Pacific Corp	366	24
LyondellBasell Industries NV, Cl A	1,413	133
Martin Marietta Materials	338	172
Mosaic Co/The	1,939	59
MP Materials *	544	9
NewMarket Corp	34	19
Newmont	6,327	218
Nucor Corp	1,363	255
Olin Corp	731	38
Packaging Corp of America	480	80
PPG Industries Inc	1,286	181
Reliance Steel & Aluminum Co	314	90
Royal Gold Inc	393	45
RPM International Inc	690	74
Scotts Miracle-Gro Co/The, Cl A	242	14
Sealed Air Corp	874	30
Sherwin-Williams Co/The	1,308	398
Silgan Holdings	504	23
Sonoco Products Co	583	33
Southern Copper Corp	512	42
SSR Mining	1,235	12
Steel Dynamics	849	102
United States Steel Corp	1,195	56
Vulcan Materials	725	164
Westlake	198	27
Westrock	1,370	55

		6,101
Real Estate — 2.1%
Agree Realty Corp ‡	532	32
Alexandria Real Estate Equities Inc ‡	936	113
American Homes 4 Rent, Cl A ‡	1,801	63

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Tower, Cl A ‡	2,562	$501
Americold Realty Trust ‡	1,612	44
Apartment Income ‡	898	29
AvalonBay Communities Inc ‡	775	139
Boston Properties Inc ‡	847	56
Brixmor Property Group Inc ‡	1,788	40
Camden Property Trust ‡	560	52
CBRE Group Inc, Cl A *	1,661	143
CoStar Group Inc *	2,214	185
Cousins Properties ‡	906	21
Crown Castle ‡	2,375	257
CubeSmart ‡	1,206	52
Digital Realty Trust Inc ‡	1,657	233
EastGroup Properties Inc ‡	247	44
EPR Properties ‡	444	20
Equinix Inc ‡	513	426
Equity LifeStyle Properties Inc ‡	961	65
Equity Residential ‡	2,036	122
Essex Property Trust Inc ‡	365	85
Extra Space Storage Inc ‡	1,145	165
Federal Realty Investment Trust ‡	481	49
First Industrial Realty Trust Inc ‡	790	41
Gaming and Leisure Properties Inc ‡	1,464	67
Healthcare Realty Trust, Cl A ‡	2,273	37
Healthpeak Properties ‡	2,954	55
Highwoods Properties Inc ‡	623	14
Hongkong Land Holdings	1,400	4
Host Hotels & Resorts Inc ‡	3,836	74
Howard Hughes Holdings *	200	16
Invitation Homes Inc ‡	3,333	110
Iron Mountain ‡	1,578	106
Jones Lang LaSalle Inc *	254	45
Kilroy Realty Corp ‡	697	25
Kimco Realty ‡	3,622	73
Lamar Advertising Co, Cl A ‡	467	49
Medical Properties Trust Inc ‡	3,561	11
Mid-America Apartment Communities ‡	631	80
National Storage Affiliates Trust ‡	509	19
NET Lease Office Properties ‡	83	2
NNN ‡	1,085	44
Omega Healthcare Investors Inc ‡	1,409	41
Park Hotels & Resorts ‡	1,336	20
Prologis Inc ‡	5,080	644
Public Storage ‡	860	243
Rayonier Inc ‡	874	26
Realty Income Corp ‡	4,609	251
Regency Centers Corp ‡	976	61
Rexford Industrial Realty ‡	1,172	62
SBA Communications Corp, Cl A ‡	587	131
Simon Property Group Inc ‡	1,781	247
STAG Industrial Inc ‡	1,073	40
Sun Communities Inc ‡	668	84

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UDR Inc ‡	1,776	$64
Ventas Inc ‡	2,177	101
VICI Properties Inc, Cl A ‡	5,663	171
Vornado Realty Trust ‡	1,058	29
Welltower ‡	2,947	255
Weyerhaeuser Co ‡	4,001	131
WP Carey Inc ‡	1,150	71
Zillow Group Inc, Cl C *	829	47
Zillow Group Inc, Cl A *	338	19

		6,546
Utilities — 1.7%
AES Corp/VA	3,610	60
Alliant Energy Corp	1,360	66
Ameren Corp	1,426	99
American Electric Power Co Inc	2,825	221
American Water Works	1,065	132
Atmos Energy Corp	806	92
Avangrid Inc	425	13
Brookfield Renewable, Cl A	766	21
CenterPoint Energy	3,436	96
Clearway Energy Inc, Cl C	489	12
Clearway Energy Inc, Cl A	208	5
CMS Energy Corp	1,582	90
Consolidated Edison Inc	1,900	173
Constellation Energy	1,763	215
Dominion Energy Inc	4,584	210
DTE Energy	1,124	119
Duke Energy	4,240	406
Edison International	2,066	139
Entergy Corp	1,155	115
Essential Utilities	1,388	50
Evergy Inc	1,203	61
Exelon Corp	5,448	190
FirstEnergy Corp	2,970	109
Hawaiian Electric Industries	652	8
IDACORP Inc	302	28
National Fuel Gas	526	25
NextEra Energy	11,148	654
NiSource Inc	2,231	58
NRG Energy Inc	1,231	65
OGE Energy	1,197	40
PG&E	11,162	188
Pinnacle West Capital Corp	677	47
PPL Corp	4,023	105
Public Service Enterprise Group	2,721	158
Sempra	3,458	247
Southern Co/The	5,994	417
UGI Corp	1,255	28
Vistra	1,972	81
WEC Energy Group	1,725	139

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xcel Energy Inc	3,018	$181

		5,163
		243,524

Total Common Stock
(Cost $230,380) ($ Thousands)		265,745

EXCHANGE TRADED FUND — 0.1%
United States — 0.1%
SPDR S&P 500 ETF Trust	359	173

Total Exchange Traded Fund
(Cost $150) ($ Thousands)		173

PREFERRED STOCK — 0.0%
Germany — 0.0%
Bayerische Motoren Werke AG (A)	73	7
Dr Ing hc F Porsche (A)	140	12
Henkel AG & Co KGaA (A)	219	17
Porsche Automobil Holding SE (A)	188	9
Sartorius AG (A)	34	13
Volkswagen AG (A)	259	34

Total Preferred Stock
(Cost $102) ($ Thousands)		92

	Number of Rights
RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios *^	279	–
Iberdrola *^	7,559	2

Total Rights
(Cost $—) ($ Thousands)		2

	Shares
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.120% **	3,379,344	3,379
Total Cash Equivalent

(Cost $3,379) ($ Thousands)		3,379

Total Investments — 85.9%
(Cost $234,011) ($ Thousands)		$269,391

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2024

Diversified Equity Fund (Concluded)

A list of open futures contracts held by the Fund at January 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
MSCI EAFE Index	195	Mar-2024	$21,091	$21,772	$681
MSCI Emerging Markets	213	Mar-2024	10,500	10,446	(54)
Russell 2000 Index E-MINI	3	Mar-2024	297	294	(3)
Russell 2000 Index E-MINI	116	Mar-2024	11,025	11,344	319
S&P 500 Index E-MINI	15	Mar-2024	3,578	3,652	74
			$46,491	$47,508	$1,017

For the six months ended January 31, 2024, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $313,642 ($ Thousands).
^	Expiration date unavailable.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2024.
‡	Real Estate Investment Trust.
(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
Ltd — Limited
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company
REIT — Real Estate Investment Trust
S&P— Standard & Poor's
SPDR — Standard & Poor's Depository Receipt

As of January 31, 2024, all of the Fund's investments and other financial instruments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions the Fund had with affiliates for the six months ended January 31, 2024 ($ Thousands):

Security Description	Value 7/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 1/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,708	$16,438	$(15,767)	$—	$—	$3,379	$68	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2024

Enhanced Fixed Income Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS — 99.2%
United States — 99.2%
SPDR Bloomberg Emerging Markets USD Bond ETF	823,632	$19,775
SPDR Portfolio High Yield Bond ETF	840,838	19,726

Total Exchange Traded Funds
(Cost $39,115) ($ Thousands)		39,501

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.120% **	173,654	174
Total Cash Equivalent

(Cost $174) ($ Thousands)		174

Total Investments — 99.6%
(Cost $39,289) ($ Thousands)		$39,675

Percentages are based on a Net Assets of $39,837 ($ Thousands).
**	Rate shown is the 7-day effective yield as of January 31, 2024.
†	Investment in Affiliated Security (see Note 4).

ETF — Exchange Traded Fund
SPDR — Standard & Poor's Depository Receipt
USD — United States Dollar

As of January 31, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions the Fund had with affiliates for the period ended January 31, 2024 ($ Thousands):

Security Description	Value 7/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 1/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$140	$2,242	$(2,208)	$—	$—	$174	$6	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2024

Core Fixed Income Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 43.4%
U.S. Treasury Bonds
4.750%, 11/15/2043	$4,500	$4,764
4.750%, 11/15/2053	4,150	4,531
4.375%, 08/15/2043	4,600	4,633
2.875%, 05/15/2049	200	155
1.875%, 11/15/2051	200	122
U.S. Treasury Notes
4.875%, 11/30/2025	6,000	6,062
4.500%, 11/15/2033	3,500	3,655
4.375%, 12/15/2026	6,000	6,057
4.250%, 12/31/2025	6,000	6,000
4.250%, 01/31/2026	6,000	6,003
4.000%, 01/15/2027	6,000	5,999
4.000%, 01/31/2029	5,500	5,533
4.000%, 01/31/2031	4,950	4,975
3.750%, 12/31/2028	5,500	5,469
3.750%, 12/31/2030	3,250	3,217
3.625%, 03/31/2030	200	197
3.500%, 02/15/2033	300	290

Total U.S. Treasury Obligations
(Cost $67,146) ($ Thousands)		67,662

MORTGAGE-BACKED SECURITIES — 27.5%
Agency Mortgage-Backed Obligations — 26.8%
FHLMC Multifamily Structured Pass Through Certificates, Ser K158, Cl A2
4.050%, 07/25/2033	350	338
FHLMC Multifamily Structured Pass Through Certificates, Ser K508, Cl A2
4.740%, 08/25/2028(A)	500	506

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	$400	$408
FNMA TBA
3.000%, 02/15/2045	3,500	3,063
GNMA TBA
5.500%, 02/15/2053	1,500	1,510
4.500%, 02/15/2054	2,000	1,947
3.500%, 02/19/2045	2,500	2,306
2.500%, 02/15/2054	4,000	3,458
UMBS TBA
6.500%, 02/01/2038	1,250	1,280
6.000%, 02/01/2036	1,500	1,520
5.500%, 02/15/2054	2,000	2,006
5.000%, 02/15/2054	1,750	1,727
4.500%, 02/15/2054	3,500	3,384
3.500%, 02/01/2041 to 02/15/2054	3,750	3,451
2.500%, 02/15/2039 to 02/15/2054	9,000	7,808
2.000%, 02/15/2054	8,750	7,054

		41,766
Non-Agency Mortgage-Backed Obligations — 0.7%
BANK, Ser 2019-BN21, Cl A5
2.851%, 10/17/2052	275	243
BBCMS Mortgage Trust, Ser 2024-C24, Cl A5
5.419%, 02/15/2057	150	157
Benchmark Mortgage Trust, Ser 2020-B19, Cl A5
1.850%, 09/15/2053	350	281
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/2055(A)	350	329

		1,010
Total Mortgage-Backed Securities
(Cost $42,437) ($ Thousands)		42,776

CORPORATE OBLIGATIONS — 25.3%
Communication Services — 2.0%
AT&T
5.400%, 02/15/2034	250	256
3.650%, 06/01/2051	375	280
Charter Communications Operating
6.150%, 11/10/2026	250	256
5.250%, 04/01/2053	200	164
Comcast
5.350%, 05/15/2053	250	255
4.800%, 05/15/2033	250	251
4.550%, 01/15/2029	250	250

Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
T-Mobile USA
5.500%, 01/15/2055	$250	$253
4.850%, 01/15/2029	250	250
Verizon Communications
3.400%, 03/22/2041	350	277
2.100%, 03/22/2028	250	226
Warnermedia Holdings
5.050%, 03/15/2042	250	222
3.755%, 03/15/2027	250	240

		3,180

Consumer Discretionary — 1.8%
Amazon.com
4.650%, 12/01/2029	250	255
3.300%, 04/13/2027	250	243
2.875%, 05/12/2041	150	116
Ford Motor Credit
6.050%, 03/05/2031	250	251
5.800%, 03/05/2027	250	252
General Motors Financial
5.400%, 04/06/2026	250	252
Home Depot
4.950%, 09/30/2026	250	253
4.900%, 04/15/2029	250	256
3.300%, 04/15/2040	150	123
Lowe's
2.800%, 09/15/2041	150	110
McDonald's
5.450%, 08/14/2053	150	156
Toyota Motor Credit MTN
4.800%, 01/05/2034	200	200
4.650%, 01/05/2029	250	251

		2,718

Consumer Staples — 1.3%
Anheuser-Busch InBev Worldwide
4.350%, 06/01/2040	250	232
3.500%, 06/01/2030	250	236
BAT Capital
7.079%, 08/02/2043	300	318
Constellation Brands
4.800%, 01/15/2029	250	251
General Mills
4.700%, 01/30/2027	250	250
JBS USA LUX
6.500%, 12/01/2052	250	250
Philip Morris International
5.125%, 02/15/2030	250	254
Walmart
4.500%, 04/15/2053	200	190

		1,981

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy — 1.7%
BP Capital Markets America
4.989%, 04/10/2034	$250	$252
4.699%, 04/10/2029	250	251
Enbridge
6.700%, 11/15/2053	250	289
Energy Transfer
5.950%, 05/15/2054	250	251
Enterprise Products Operating
4.850%, 01/31/2034	200	200
4.600%, 01/11/2027	250	251
Kinder Morgan
5.000%, 02/01/2029	200	201
ONEOK
6.625%, 09/01/2053	250	275
Pioneer Natural Resources
5.100%, 03/29/2026	250	252
Shell International Finance BV
3.250%, 04/06/2050	250	183
Williams
4.900%, 03/15/2029	250	250

		2,655

Financials — 8.4%
American Express
4.900%, 02/13/2026	250	251
Ares Capital
5.875%, 03/01/2029	200	198
Asian Development Bank MTN
4.500%, 08/25/2028	200	204
4.125%, 01/12/2027	250	252
Asian Infrastructure Investment Bank
4.875%, 09/14/2026	250	254
Banco Santander
6.527%, H15T1Y + 1.650%, 11/07/2027 (A)	200	207
Bank of America
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	200	201
5.202%, SOFRRATE + 1.630%, 04/25/2029 (A)	250	252
5.080%, SOFRRATE + 1.290%, 01/20/2027 (A)	500	500
2.972%, SOFRRATE + 1.560%, 07/21/2052 (A)	100	69
Bank of America MTN
2.676%, SOFRRATE + 1.930%, 06/19/2041 (A)	150	108
Bank of New York Mellon
4.947%, SOFRRATE + 1.026%, 04/26/2027 (A)	250	251

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barclays
6.496%, SOFRRATE + 1.880%, 09/13/2027 (A)	$250	$257
6.224%, SOFRRATE + 2.980%, 05/09/2034 (A)	250	258
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (A)	250	276
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (A)	200	207
Citibank
5.803%, 09/29/2028	250	260
5.488%, 12/04/2026	250	255
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (A)	100	104
2.904%, SOFRRATE + 1.379%, 11/03/2042 (A)	100	73
Cooperatieve Rabobank UA
4.850%, 01/09/2026	250	251
European Investment Bank
4.000%, 02/15/2029	250	250
3.750%, 02/14/2033	200	195
Goldman Sachs Group
6.561%, SOFRRATE + 1.950%, 10/24/2034 (A)	100	110
6.484%, SOFRRATE + 1.770%, 10/24/2029 (A)	250	266
5.798%, SOFRRATE + 1.075%, 08/10/2026 (A)	250	252
3.436%, SOFRRATE + 1.632%, 02/24/2043 (A)	150	118
HSBC Holdings
6.547%, SOFRRATE + 2.980%, 06/20/2034 (A)	200	208
5.887%, SOFRRATE + 1.570%, 08/14/2027 (A)	250	254
Inter-American Development Bank MTN
4.500%, 05/15/2026	250	251
International Bank for Reconstruction & Development
4.000%, 01/10/2031	200	199
3.500%, 07/12/2028	250	245
JPMorgan Chase
5.336%, SOFRRATE + 1.620%, 01/23/2035 (A)	100	102
5.040%, SOFRRATE + 1.190%, 01/23/2028 (A)	250	251
5.012%, SOFRRATE + 1.310%, 01/23/2030 (A)	250	251
3.328%, SOFRRATE + 1.580%, 04/22/2052 (A)	150	110

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.109%, TSFR3M + 2.460%, 04/22/2041 (A)	$150	$117
Kreditanstalt fuer Wiederaufbau
4.125%, 07/15/2033	150	150
4.000%, 03/15/2029	250	250
Lloyds Banking Group
5.462%, H15T1Y + 1.375%, 01/05/2028 (A)	200	201
Marsh & McLennan
5.700%, 09/15/2053	250	269
MetLife
5.375%, 07/15/2033	250	258
Mitsubishi UFJ Financial Group
5.441%, H15T1Y + 1.630%, 02/22/2034 (A)	200	205
5.422%, H15T1Y + 1.380%, 02/22/2029 (A)	200	204
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	100	102
5.173%, SOFRRATE + 1.450%, 01/16/2030 (A)	250	252
3.217%, SOFRRATE + 1.485%, 04/22/2042 (A)	150	117
Morgan Stanley Bank
4.952%, SOFRRATE + 1.080%, 01/14/2028 (A)	250	251
Nasdaq
5.950%, 08/15/2053	100	107
National Australia Bank
4.750%, 12/10/2025	250	250
Nomura Holdings
6.070%, 07/12/2028	200	207
Oesterreichische Kontrollbank
5.000%, 10/23/2026	200	204
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (A)	250	260
Royal Bank of Canada MTN
4.875%, 01/19/2027	200	201
S&P Global
3.900%, 03/01/2062	150	122
Sumitomo Mitsui Financial Group
5.766%, 01/13/2033	200	210
5.520%, 01/13/2028	200	205
US Bancorp
5.775%, SOFRRATE + 2.020%, 06/12/2029 (A)	250	256
Wells Fargo
4.811%, 01/15/2026	250	250
3.068%, SOFRRATE + 2.530%, 04/30/2041 (A)	150	114

Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
5.198%, SOFRRATE + 1.500%, 01/23/2030 (A)	$250	$252
4.611%, SOFRRATE + 2.130%, 04/25/2053 (A)	100	90
Westpac Banking
5.535%, 11/17/2028	250	260

		13,114

Health Care — 2.9%
AbbVie
4.050%, 11/21/2039	250	226
2.950%, 11/21/2026	250	240
Amgen
5.600%, 03/02/2043	250	257
5.250%, 03/02/2030	250	256
5.150%, 03/02/2028	250	255
Bristol-Myers Squibb
6.400%, 11/15/2063	125	144
3.550%, 03/15/2042	250	203
CVS Health
5.625%, 02/21/2053	250	249
5.300%, 06/01/2033	250	253
5.000%, 02/20/2026	250	251
Elevance Health
5.125%, 02/15/2053	200	196
Eli Lilly
4.950%, 02/27/2063	100	101
HCA
4.375%, 03/15/2042	250	214
3.625%, 03/15/2032	250	223
Merck
5.150%, 05/17/2063	125	127
2.350%, 06/24/2040	250	179
Pfizer Investment Enterprises Pte
5.300%, 05/19/2053	250	254
4.450%, 05/19/2026	250	249
UnitedHealth Group
5.050%, 04/15/2053	200	199
4.500%, 04/15/2033	200	197
4.250%, 01/15/2029	200	198

		4,471

Industrials — 2.0%
AerCap Ireland Capital DAC
5.300%, 01/19/2034	150	147
Boeing
5.705%, 05/01/2040	300	302
2.196%, 02/04/2026	250	235
Carrier Global
3.377%, 04/05/2040	300	241

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caterpillar Financial Services
4.500%, 01/08/2027	$250	$251
John Deere Capital
4.500%, 01/08/2027	250	251
4.500%, 01/16/2029	350	350
Regal Rexnord
6.050%, 04/15/2028 (B)	250	254
RTX
6.400%, 03/15/2054	250	288
Union Pacific
4.950%, 05/15/2053	200	199
4.750%, 02/21/2026	250	251
United Airlines Pass Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	200	203
United Parcel Service
5.050%, 03/03/2053	200	202

		3,174

Information Technology — 2.0%
Apple
4.300%, 05/10/2033	200	202
4.000%, 05/10/2028	250	249
2.375%, 02/08/2041	150	109
Broadcom
4.150%, 04/15/2032 (B)	200	188
3.500%, 02/15/2041 (B)	250	200
Intel
5.625%, 02/10/2043	200	212
5.125%, 02/10/2030	250	257
4.875%, 02/10/2026	250	252
International Business Machines
5.100%, 02/06/2053	200	196
4.500%, 02/06/2028	250	250
Micron Technology
5.300%, 01/15/2031	250	253
Microsoft
2.921%, 03/17/2052	200	144
Oracle
4.500%, 05/06/2028	250	249
3.600%, 04/01/2040	250	200
Texas Instruments
5.050%, 05/18/2063	150	149

		3,110

Materials — 0.7%
BHP Billiton Finance USA
5.250%, 09/08/2033	150	154
4.875%, 02/27/2026	250	251
Celanese US Holdings
6.550%, 11/15/2030	250	265

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2024

Core Fixed Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Newmont
5.750%, 11/15/2041 (B)	$250	$263
Rio Tinto Finance USA
5.125%, 03/09/2053	150	151

		1,084

Real Estate — 0.4%
Prologis
5.250%, 06/15/2053	100	101
Realty Income
4.750%, 02/15/2029	250	249
Sun Communities Operating
5.500%, 01/15/2029	250	253

		603

Utilities — 2.1%
AEP Transmission
5.400%, 03/15/2053	150	153
Duke Energy
4.850%, 01/05/2027	200	201
4.850%, 01/05/2029	200	201
Duke Energy Carolinas
5.400%, 01/15/2054	150	152
4.850%, 01/15/2034	200	198
Eversource Energy
5.450%, 03/01/2028	250	255
Exelon
5.150%, 03/15/2028	250	254
Georgia Power
4.950%, 05/17/2033	250	250
NextEra Energy Capital Holdings
5.250%, 02/28/2053	150	145
4.900%, 02/28/2028	250	251
Pacific Gas and Electric
6.750%, 01/15/2053	250	275
6.400%, 06/15/2033	250	265
PacifiCorp
5.800%, 01/15/2055	225	225
Southern California Edison
5.875%, 12/01/2053	150	157
Union Electric
5.250%, 01/15/2054	150	147
Virginia Electric and Power
5.350%, 01/15/2054	150	150

		3,279

Total Corporate Obligations
(Cost $39,122) ($ Thousands)		39,369

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 1.6%

Canada Government International Bond
3.750%, 04/26/2028	$250	$248
Chile Government International Bond
4.850%, 01/22/2029	200	201
Indonesia Government International Bond
5.100%, 02/10/2054	200	193
Japan Bank for International Cooperation
4.375%, 01/24/2031	200	201
Mexico Government International Bond
6.400%, 05/07/2054	200	201
6.000%, 05/07/2036	200	204
Panama Government International Bond
6.853%, 03/28/2054	200	179
Philippine Government International Bond
5.000%, 07/17/2033	200	202
Province of Alberta Canada
4.500%, 01/24/2034	250	252
Province of Ontario Canada
4.200%, 01/18/2029	250	250
Province of Quebec Canada
4.500%, 09/08/2033	250	252
3.625%, 04/13/2028	200	196

Total Sovereign Debt
(Cost $2,563) ($ Thousands)		2,579

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
FHLB
4.625%, 11/17/2026	250	254
4.125%, 01/15/2027	500	501
4.000%, 06/30/2028	250	251
FNMA
0.875%, 08/05/2030	550	450

Total U.S. Government Agency Obligations
(Cost $1,447) ($ Thousands)		1,456

ASSET-BACKED SECURITIES — 0.5%
Automotive — 0.2%

CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	150	150
Toyota Auto Receivables Owner Trust, Ser 2023-D, Cl A3
5.540%, 08/15/2028	150	153
		303

Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.2%

American Express Credit Account Master Trust, Ser 2022-3, Cl A
3.750%, 08/15/2027	$150	$148
Capital One Multi-Asset Execution Trust, Ser 2023-A1, Cl A
4.420%, 05/15/2028	150	149
		297

Other Asset-Backed Securites — 0.1%

Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/2028	150	150

Total Asset-Backed Securities
(Cost $748) ($ Thousands)		750

Total Investments in Securities — 99.2%
(Cost $153,463) ($ Thousands)		$154,592

Percentages are based on Net Assets of $155,763 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2024, the value of these securities amounted to $905 ($ Thousands), representing 0.6% of the Net Assets of the Fund.

Cl — Class
H15T1Y – Harmonized Index of Consumer Prices 1 Year
NASDAQ – National Association of Securities Dealers and Automated Quotations
S&P— Standard & Poor's
SER— Series
SOFR— Secured Overnight Financing Rate
SOFRINDX— Custom SOFR Index
TBA— To Be Announced
TSFR3M— Term Secured Overnight Financing Rate 3 Month

As of January 31, 2024, all of the Fund's investments and other financial instruments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

January 31, 2024

	Diversified Equity Fund		Enhanced Fixed Income Fund		Core Fixed Income Fund
Assets:
Investments, at value†	$266,012		$39,501		$154,592
Affiliated investments, at value††	3,379		174		—
Cash	42,437		177		41,858
Foreign currency, at value †††	245		—		—
Cash pledged as collateral for futures contracts	2,104		—		—
Dividends and interest receivable	195		1		913
Foreign tax reclaim receivable	62		—		—
Receivable for fund shares sold	—		—		1
Prepaid expenses	9		3		—
Total Assets	314,443		39,856		197,364
Liabilities:
Payable for variation margin	535		—		—
Payable for fund shares redeemed	89		1		12
Shareholder servicing fees payable	68		9		5
Administration fees payable	35		—		1
Legal fees payable	18		—		—
Custody fees payable	15		8		—
Investment advisory fees payable	11		1		2
Audit fees payable	11		—		1
Pricing fees payable	10		—		1
Payable for investment securities purchased	—		—		41,510
Interest Payable	—		—		68
Accrued expense payable	9		—		1
Total Liabilities	801		19		41,601
Net Assets	$313,642		$39,837		$155,763
† Cost of investments	$230,632		$39,115		$153,463
†† Cost of affiliated investments	3,379		174		—
††† Cost of foreign currency	239		—		—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$286,104		$40,271		$154,546
Total distributable earnings (accumulated losses)	27,538		(434)		1,217
Net Assets	$313,642		$39,837		$155,763
Net Asset Value, Offering and Redemption Price Per Share	$9.89		$9.91		$10.08
	($313,642,109 ÷ 31,697,190 shares	)	($39,837,449 ÷ 4,018,538 shares	)	($155,762,703 ÷ 15,454,094 shares	)

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended January 31, 2024

	Diversified Equity Fund	Enhanced Fixed Income Fund(1)	Core Fixed Income Fund(2)
Investment income:
Dividends	$2,147	$1,303	$—
Dividends from affiliated investments(3)	68	6	—
Interest income	1,050	6	103
Less: foreign taxes withheld	(15)	—	—
Total investment income	3,250	1,315	103
Expenses:
Shareholder servicing fees	393	49	8
Administration fees	314	39	7
Investment advisory fees	314	59	5
Trustee fees	4	1	—
Chief Compliance Officer fees	1	—	—
Professional fees	46	10	1
Printing fees	18	2	—
Registration fees	15	2	—
Custodian/wire agent fees	6	5	—
Other expenses	45	4	1
Total expenses	1,156	171	22
Less:
Waiver of investment advisory fees	(251)	(50)	(3)
Waiver of Shareholder Servicing Fees	—	—	(3)
Waiver of administration fees	(115)	(39)	(5)
Net expenses	790	82	11
Net investment income	2,460	1,233	92
Net realized gain (loss) on:
Investments	1,448	(48)	(4)
Futures contracts	(929)	—	—
Net realized gain (loss)	519	(48)	(4)
Net change in unrealized appreciation (depreciation) on:
Investments	12,684	417	1,129
Futures contracts	(1,104)	—	—
Foreign currency and translation of other assets and liabilities denominated in foreign currency	2	—	—
Net change in unrealized appreciation (depreciation)	11,582	417	1,129
Net realized and unrealized gain	12,101	369	1,125
Net increase in net assets resulting from operations	$14,561	$1,602	$1,217

(1)	Commenced operations on February 1, 2023.
(2)	Commenced operations on January 22, 2024.
(3)	See Note 4 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended January 31, 2024 (Unaudited) and the year ended July 31,

	Diversified Equity Fund		Enhanced Fixed Income Fund		Core Fixed Income Fund
	2024	2023 (1)	2024	2023 (2)	2024 (3)
Operations:
Net investment income	$2,460	$2,211	$1,233	$806	$92
Net realized gain (loss)	519	(2,483)	(48)	(760)	(4)
Net change in unrealized appreciation (depreciation)	11,582	24,815	417	(31)	1,129
Net increase in net assets resulting from operations	14,561	24,543	1,602	15	1,217
Distributions	(8,349)	—	(1,245)	(806)	—
Return of Capital	—	—	—	(10)	—
Capital share transactions:(4)
Proceeds from shares issued	17,429	477,434	2,943	61,466	155,076
Reinvestment of dividends & distributions	8,328	—	1,241	814	—
Cost of shares redeemed	(41,478)	(178,971)	(4,016)	(22,167)	(530)
Net increase/(decrease) in net assets derived from capital share transactions	(15,721)	298,463	168	40,113	154,546
Net increase (decrease) in net assets	(9,509)	323,006	525	39,312	155,763
Net assets:
Beginning of year or period	323,151	145	39,312	—	—
End of year or period	$313,642	$323,151	$39,837	$39,312	$155,763

(1)	For the period August 1, 2022 through January 31, 2023, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).
(2)	Commenced operations on February 1, 2023.
(3)	Commenced operations on January 22, 2024.
(4)	See Note 5 in the Notes to Financial Statements for additional information.

Amount designated as "—" is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended January 31, 2024 (Unaudited) or year/period ended July 31,

For a share outstanding throughout the year or periods

	Net asset value, beginning of year or period	Net investment income(1)	Net realized and unrealized gains (losses) on securities(1)	Total from operations	Dividends from net investment income		Distributions from realized gains	Total dividends and distributions		Net asset value, end of year or period	Total return†	Net assets, end of year or period ($ Thousands)	Ratio of net expenses to average net assets	Ratio of expenses to average net assets (excluding waivers and reimbursements)	Ratio of net investment income to average net assets	Portfolio turnover rate†
Diversified Equity Fund
2024@	$9.69	$0.07	$0.39	$0.46	$(0.16)		$(0.10)	$(0.26)		$9.89	4.73%	$313,642	0.50%	0.74%	1.56%	1%
2023(2)	8.86	0.14	0.69	0.83	–		–	–		9.69	9.37	323,151	0.50	0.81	1.59	132
2022(3)(4)	10.00	0.01	(1.15)	(1.14)	–	^‡	–	–	^‡	8.86	(11.38)	145	0.50	1.04	0.19	6,822 (5)
Enhanced Fixed Income Fund
2024@	$9.83	$0.30	$0.09	$0.39	$(0.31)		$–	$(0.31)		$9.91	4.08%	$39,837	0.41%	0.87%	6.25%	3%
2023(6)	10.00	0.22	(0.18)	0.04	(0.21	)‡	–	(0.21	)‡	9.83	0.42	39,312	0.41	0.86	4.59	56
Core Fixed Income Fund
2024@(7)	$10.00	$0.01	$0.07	$0.08	$–		$–	$–		$10.08	0.80%	$155,763	0.37%	0.75%	3.04%	1%

@	For the period ended January 31, 2024. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	For the period August 1, 2022 through January 31, 2023, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).
(3)	For the period April 26, 2022 through July 31, 2022, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).
(4)	Commenced operations on March 30, 2022. All ratios for the period have been annualized.
(5)

Portfolio turnover rate reflects the Financial Advisor’s strategy to exercise its investment discretion which leads to the Fund buying and selling securities and other instruments frequently. Please see Note 1 for further details.

(6)	Commenced operations on February 1, 2023. All ratios for the period have been annualized.
(7)	Commenced operations on January 22, 2024. All ratios for the period have been annualized.
†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

^	Amount is less than $0.005 per share.
‡	Includes return of capital of less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2024

1. ORGANIZATION

Adviser Managed Trust (the “Trust”) was established as a Delaware statutory trust under an Agreement and Declaration of Trust dated September 22, 2010. The Trust commenced operations on February 25, 2011.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with three registered funds: Diversified Equity Fund, the Enhanced Fixed Income Fund, and the Core Fixed Income Fund (each a “Fund”, collectively, “the Funds”, each of which is a diversified fund. The Diversified Equity Fund commenced operations on March 30, 2022. The Enhanced Fixed Income Fund commenced operations on February 1, 2023. The Core Fixed Income Fund commenced operations on January 22, 2024. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of the Funds’ investment objectives and strategies.

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Funds. The Funds may not be purchased by any other investor. The Funds are designed to be a component of a broader strategy employed by a third party investment manager (“Financial Adviser”) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Funds, and a money market fund affiliated with the Funds, depending on the Financial Adviser’s evaluation of current market conditions (“Adviser Managed Strategy” or “Strategy”). The Financial Adviser is not the adviser to the Funds, and is not affiliated with SEI Investments Management Corporation (“SIMC”), the adviser to the Funds.

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the other funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion of or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser’s notice of its intent to redeem or formal redemption request (collectively, “Redemption Request”) will cause a Fund to liquidate a substantial portion of or substantially all of its assets in order to fulfill the Redemption Request. If the Financial Adviser’s Redemption Request includes all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy.

When the Diversified Equity Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations pending the Financial Adviser’s formal redemption request; and exchange-traded funds (ETFs) that are designed to track the performance of the broad U.S. equity market. When the Enhanced Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal and ETFs that are designed to track the performance of one or more broad fixed income markets. When the Core Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal.

A Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will manage the assets of the Fund. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in a Fund following the Financial Adviser’s redemption of all of its clients’ shares from a Fund. Due to this strategy, a Fund may buy and sell securities and other instruments frequently.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation —Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations

Adviser Managed Trust

in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Fair Value Procedures”). As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a “Pricing Service”). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments. When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s net asset value is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, the Funds will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which a Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using rates provided by an independent source.

Adviser Managed Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2024

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of the Funds’ net assets or involve a material departure in pricing methodology from that of the Funds’ existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with Rule 2a-5 and the Procedures.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares. As a result, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or the Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset.

Adviser Managed Trust

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six-month period ended January 31, 2024, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six-month period ended January 31, 2024, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedule of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense recognized on the ex-dividend date, and interest income or expense recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until the repurchase date of the repurchase agreement. The Funds also may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. There were no outstanding repurchase agreements as of January 31, 2024.

Reverse Repurchase Agreements — To the extent consistent with its investment objective and strategies, the Funds may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price.

Adviser Managed Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2024

Additional assets are maintained in a segregated account with the custodian. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of January 31, 2024.

Foreign Currency Translation — The books and records of the Funds’ investments in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, the Funds may enter into forward foreign currency contracts for hedging or speculative purposes with respect to either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Funds’ Schedules of Investments for details regarding open forward foreign currency contracts as of January 31, 2024, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Funds’ Schedules of Investments for details regarding open futures contracts as of January 31, 2024, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, the Funds may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Funds may also invest in financial option/swaption contracts to enhance its returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of

Adviser Managed Trust

the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities. The Funds did not hold any option/swaption contracts as of January 31, 2024.

Swap Agreements — To the extent consistent with its investment objective and strategies, the Funds may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e.

mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements securities may be set aside as collateral by the Funds’ custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between the Funds and a counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty. See Note 3 for further details. The Funds did not hold any swap contracts as of January 31, 2024.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2024

value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, the Funds may invest in U.S. dollar-denominated fixed - and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). A Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies. As of January 31, 2024, the Funds did not hold any loans.

Collateralized Debt Obligations — To the extent consistent with its investment objective and strategies, the Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the Trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline CDOs that are subordinate structure of the investment and investment results. The Funds did not hold any CDOs or CLOs as of January 31, 2024.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually by the Diversified Equity Fund and quarterly by the Enhanced Fixed Income Fund and Core Fixed Income Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to

Adviser Managed Trust

capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. DERIVATIVE TRANSACTIONS

The Funds are subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared Over the Counter (“OTC”) derivatives.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration & Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to the Funds. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of the Funds.

The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Administration and Transfer Agency Agreement under which the Administrator provides administrative and transfer agency services for annual fees, based on the average daily net assets of the Funds.

SEI Investments Distribution Co. (the “Distributor”), serves as the Funds’ Distributor pursuant to a distribution agreement with the Trust. The Funds have adopted a shareholder services plan (the “Service Plan”) with respect to the Shares that allows such Shares to pay service providers a fee in connection with the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2024

ongoing servicing of shareholder accounts owning such Shares at an annual rate of average daily net assets of the Shares. The Funds’ Service Plan provides that shareholder servicing fees on the Shares will be paid to the Distributor, which may be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to the Shares.

The Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for the Funds until November 30, 2024, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Funds’ total operating costs exceed the applicable thresholds and will not affect the Funds’ total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of the Funds’ actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the levels specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the expense limitations for the Funds:

	Advisory Fee	Shareholder Servicing Fee	Contractual Expense Limitation		Voluntary Expense Limitation
Diversified Equity Fund	0.20%	0.25%	0.75	%*	0.56%
Enhanced Fixed Income Fund**	0.30%	0.25%	0.92	%*	0.41%
Core Fixed Income Fund	0.15%	0.25%	0.70	%*	0.33%

* Effective November 30, 2023, the Funds’ administrator and its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees’ fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) from exceeding 0.75% (for the Diversified Equity Fund), 0.92% (for the Enhanced Fixed Income Fund) and 0.70% (for the Core Fixed Income Fund). This fee waiver and reimbursement agreement shall remain in effect until November 30, 2024. The agreement may be amended or terminated only with the consent of the Board of Trustees of the Funds.

** SIMC has contractually agreed to waive its advisory fee as necessary to keep the advisory fee paid by the Fund during its fiscal year from exceeding 0.10%. This fee waiver agreement shall remain in effect until November 30, 2024. The agreement may be amended or terminated only with the consent of the Board of Trustees.

The following is a summary of annual fees payable to the Administrator:

	Contractual Fees
	First $2.5 Billion	Next $500 Million	Over $3 Billion
Diversified Equity Fund	0.2000%	0.1650%	0.1200%

	Contractual Fees
	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Enhanced Fixed Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%

	Contractual Fees
	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Core Fixed Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%

Adviser Managed Trust

As of January 31, 2024, SIMC has entered into an investment sub-advisory agreement with the following party and pays the sub-adviser out of the fee that it receives from the Funds. When a Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to that Fund, and a sub-adviser will not be used.

Investment Sub-Adviser

Diversified Equity Fund

SSgA Funds Management, Inc.

Core Fixed Income Fund

SSgA Funds Management, Inc.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on Fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that Fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the six-month period ended January 31, 2024.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers or directors of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statement of Operations and the effect on the Funds’ expense ratios, as a percentage of the Funds’ average daily net assets for the six-month period ended January 31, 2024, can be found on the Financial Highlights, if applicable.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. The Funds may also purchase securities of certain companies with which it is affiliated to the extent these companies are represented in an index that the

Adviser or Sub-Adviser is passively seeking to replicate in accordance with the Funds’ investment strategy.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of, and during the six-month period ended January 31, 2024, the Trust had not participated in the Program.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2024

5. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the year or periods ended January 31 for the Funds were as follows (Thousands):

	Diversified Equity Fund		Enhanced Fixed Income Fund			Core Fixed Income Fund
	8/1/2023 to 1/31/2024 (Unaudited )	2023(1)	8/1/2023 to 1/31/2024 (Unaudited	)	2023(2)	2024(3)
Shares Issued	1,839	53,795	304		6,206	15,507
Shares Issued in Lieu of Dividends and Distributions	846	—	129		85	—
Shares Redeemed	(4,342)	(20,457)	(415)		(2,290)	(53)
Increase/(Decrease) in capital share transactions	(1,657)	33,338	18		4,001	15,454

(1)	For the period August 1, 2022 through January 31, 2023, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).
(2)	Commenced operations on February 1, 2023.
(3)	Commenced operations on January 22, 2024.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments during the six-month period ended January 31, 2024, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Diversified Equity Fund
Purchases	$—	$1,762	$1,762
Sales	—	23,966	23,966
Enhanced Fixed Income Fund
Purchases	—	1,621	1,621
Sales	—	1,351	1,351
Core Fixed Income Fund
Purchases	112,243	43,434	155,677
Sales	2,211	—	2,211

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings (loss), as appropriate, in the period that the differences arise.

The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs, and investments in PFICs. The permanent differences that are credited or charged to paid-in-capital and distributable earnings (accumulated losses) are related to capital losses lost and have been reclassified to/from the following accounts as of July 31, 2023:

	Distributable Earnings (Accumulated Loss) ($ Thousands)	Paid-in- Capital ($ Thousands)
Diversified Equity Fund	$7,221	$(7,221)

The tax character of dividends and distributions paid during the fiscal year were as follows:

	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Diversified Equity Fund
2023	$—	$—	$—	$—
2022	29	—	1	30
Enhanced Fixed Income Fund
2023	806	—	10	816

As of July 31, 2023, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Adviser Managed Trust

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Post- October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Diversified Equity Fund	$5,127	$294	$—	$15,905	$21,326
Enhanced Fixed Income Fund	—	—	(25)	(766)	(791)

Post-October losses represent losses realized on investment transactions from November 1, 2022 through July 31, 2023 that in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

During the year ended July 31, 2023, the Diversified Equity Fund utilized $3,215 ($ Thousands) of capital loss carryforwards to offset capital gains and $7,221 ($ Thousands) to write off the remaining capital loss carryforwards balance.

For Federal income tax purposes, the cost of securities owned at January 31, 2024, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in passive foreign investment companies, partnership basis adjustments, mark-to-market of futures contracts, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds at January 31, 2024, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Diversified Equity Fund	$234,011	$43,075	$(7,695)	$35,380
Enhanced Fixed Income Fund	39,289	427	(41)	386
Core Fixed Income Fund	153,463	1,129	—	1,129

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of January 31, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in the Funds. Please review the Funds’ prospectus for additional disclosures regarding the principal risks associated with investing in the Funds.

Adviser Managed Strategy Risk — The Funds are a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser tactically shifts its clients’ assets among the Funds and a money market fund affiliated with the Funds. These asset shifts among the Funds in the Adviser Managed Strategy (i.e., an exchange of shares of one fund for shares of another fund) will be a taxable event to an investor unless the investor is investing in the Funds through a tax-deferred arrangement. As part of the Adviser Managed Strategy, substantial portions or substantially all of a Fund’s shares may be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of a Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies and the realization of significant taxable gains. If notified by the Financial Adviser of an upcoming redemption request, a Fund may begin to liquidate substantial portions or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash, and a Fund will not be invested pursuant to its investment strategy during such time. Further, it is possible that, subsequent to providing such notice of an expected redemption, the Financial Adviser may withdraw that notice due to the Adviser Managed Strategy, at which point a Fund may then repurchase securities to invest to strategy resulting in the same detrimental effects to the portfolio as large share redemptions and purchases. When a Fund is

Adviser Managed Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2024

required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, a Fund may be forced to sell securities at below current market values or a Fund’s selling activity may drive down the market value of securities being sold. A Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if a Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, a Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When a Fund receives a large purchase order as a result of the Adviser Managed Strategy, a Fund may be required to rapidly purchase portfolio securities. This may cause a Fund to incur higher than normal transaction costs or may require a Fund to purchase portfolio securities at above current market values. Further, a Fund’s purchasing activity may drive up the market value of securities being purchased or a Fund may be required to purchase portfolio securities at a time when the portfolio managers would not otherwise recommend doing so. When a Fund is not an active component of the Adviser Managed Strategy, a Fund’s investments may not be consistent with a Fund’s investment goal, and a Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

Asset Allocation Risk — The risk that SIMC’s decisions regarding allocation of a Fund’s assets among Indexes and for direct management will not anticipate market trends successfully.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of a Fund’s investments in securities denominated in and/or receiving revenues in foreign currencies, the Funds will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Derivatives Risk — A Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above, and leverage risk and liquidity risk are described below. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund’s use of forward contracts and swap agreements is also subject to valuation risk and credit risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described below. Each of these risks could cause a Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit

Adviser Managed Trust

risk as issuers of fixed income securities. A Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Exchange Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. A Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that a Fund and its shareholders directly bear in connection with a Fund’s operations.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds.

Investment Style Risk — The risk that a Fund’s investment approach may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on a Fund’s share price and may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Portfolio Turnover Risk — Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect a Fund’s performance.

Real Estate Investment Trust (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Tracking Error Risk — The risk that a Fund’s performance may vary substantially from the performance of the Indexes it tracks as a result of cash

Adviser Managed Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

January 31, 2024

flows, Fund expenses, imperfect correlation between a Fund’s investments and the Indexes’ components and other factors.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company (“SEI”). As of January 31, 2024, SPTC held of record the following percentage of outstanding shares:

Diversified Equity Fund	100.00%
Enhanced Fixed Income Fund	100.00%
Core Fixed Income Fund	99.95%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the Financial Adviser. SPTC maintains omnibus accounts at the Funds’ transfer agent.

10. REGULATORY MATTERS

Effective June 30, 2023, the U.K. Financial Conduct Authority stopped compelling or inducing banks to submit LIBOR rates. Investments impacted by the discontinuation of LIBOR may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (composed of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, to replace U.S. dollar LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of SOFR as a replacement rate. On March 15, 2022, the Adjustable Interest Rate Act was signed into law (the “LIBOR Act”), which, in conjunction with regulations adopted by the Federal Reserve Board, establishes SOFR as the default fallback rate for any U.S. contract without a fallback provision. As of July 1, 2023 and continuing through September 30, 2024, the U.K. Financial Conduct Authority will publish 1-, 3- and 6-month synthetic U.S. dollar LIBOR settings based on SOFR to serve as a fallback for non-U.S. contracts.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of January 31, 2024.

Adviser Managed Trust

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2024

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2023 through January 31, 2024).

The table on this page illustrates your fund’s costs in two ways:

Actual fund return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Annualized Expense Ratios	Expenses Paid During Period *
Diversified Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,047.30	0.50%	$2.58
Hypothetical 5% Return
Class A	$1,000.00	$1,022.69	0.50%	$2.55

Enhanced Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,040.80	0.41%	$2.11
Hypothetical 5% Return
Class A	$1,000.00	$1,023.14	0.41%	$2.09

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Annualized Expense Ratios	Expenses Paid During Period
Core Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.37%	$0.09	^
Hypothetical 5% Return
Class A	$1,000.00	$1,001.14	0.37%	$0.09	*

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period shown).

^Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 9/365 (to reflect since inception to period end).

Adviser Managed Trust

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ADVISER MANAGED TRUST SEMI-ANNUAL REPORT JANUARY 31, 2024

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

AMT (1/24)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Reserved.

Item 8. Reserved.

Item 9. Reserved.

Item 10. Reserved.

Item 11. Reserved.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
Date: April 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: April 9, 2024

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller & CFO

Date: April 9, 2024